Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TOO
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	80,105,408

CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES (note 12)	$ 926,137	$ 873,501	$ 840,663
OPERATING EXPENSES
Voyage expenses	116,111	106,377	113,508
Vessel operating expenses (notes 12 and 13)	284,712	279,963	255,561
Time-charter hire expense	56,989	74,478	89,795
Depreciation and amortization	193,383	176,483	174,861
General and administrative (notes 12 and 13)	74,399	71,506	61,192
Write down of vessels (note 19)	23,430	36,868	9,441
Loss on sale of vessels (note 19)	1,112	171
Restructuring charge (note 10)	1,115	3,924	119
Total operating expenses	751,251	749,770	704,477
Income from vessel operations	174,886	123,731	136,186
OTHER ITEMS
Interest expense (notes 8 and 12)	(47,799)	(36,216)	(36,576)
Interest income	1,027	659	842
Realized and unrealized loss on derivative instruments (note 13)	(26,349)	(159,744)	(55,666)
Foreign currency exchange (loss) gain (note 13)	(313)	1,500	941
Other income - net (note 11)	1,536	3,681	6,810
Total other items	(71,898)	(190,120)	(83,649)
Income (loss) from continuing operations before income tax recovery (expense)	102,988	(66,389)	52,537
Income tax recovery (expense) (note 14)	10,477	(6,679)	9,718
Net income (loss) from continuing operations	113,465	(73,068)	62,255
Net income (loss) from discontinued operations (note 19)	9,550	(23,803)	16,608
Net income (loss)	123,015	(96,871)	78,863
Non-controlling interests in net income (loss) from continuing operations	58	19,527	29,240
Non-controlling interests in net income (loss) from discontinued operations		2,927	8,138
Non-controlling interests in net income (loss)	58	22,454	37,378
Dropdown Predecessor's interest in net income (loss) (note 2)		(15,075)	(16,685)
General Partner's interest in net income (loss) from continuing operations	10,196	3,293	3,723
General Partner's interest in net income (loss) from discontinued operations	859	1,103	636
General Partner's interest in net income (loss)	11,055	4,396	4,359
Limited partners' interest in net income (loss) from continuing operations	103,211	(80,813)	45,977
Limited partners' interest in net income (loss) from continuing operations per common unit - basic (note 17)	1.4	(1.29)	1.04
Limited partners' interest in net income (loss) from continuing operations per common unit - diluted (note 17)	1.4	(1.29)	1.04
Limited partners' interest in net income (loss) from discontinued operations	8,691	(27,833)	7,834
Limited partners' interest in net income (loss) from discontinued operations per unit - basic (note 17)	0.12	(0.45)	0.18
Limited partners' interest in net income (loss) from discontinued operations per unit - diluted (note 17)	0.12	(0.45)	0.18
Limited partners' interest in net income (loss)	$ 111,902	$ (108,646)	$ 53,811
Limited partners' interest in net income (loss) per common unit - basic (note 17)	1.52	(1.74)	1.22
Limited partners' interest in net income (loss) per common unit - diluted (note 17)	1.52	(1.74)	1.22
Weighted-average number of common units outstanding - basic	73,750,951	62,362,072	44,278,158
Weighted-average number of common units outstanding - diluted	73,750,951	62,362,072	44,278,158
Cash distributions declared per unit	$ 2.04	$ 1.98	$ 1.88

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 123,015	$ (96,871)	$ 78,863
Other comprehensive income (loss):
Unrealized net gain (loss) on qualifying cash flow hedging instruments (note 13)	713	319	(3,154)
Realized net (gain) loss on qualifying cash flow hedging instruments (note 13)	(217)	(2,345)	3,243
Pension adjustments			(909)
Other comprehensive income (loss)	496	(2,026)	(820)
Comprehensive income (loss)	123,511	(98,897)	78,043
Non-controlling interest in comprehensive income (loss)	493	22,889	37,358
Dropdown Predecessor's interest in comprehensive income (loss)		(15,075)	(17,463)
General and limited partners' interest in comprehensive income (loss)	$ 123,018	$ (106,711)	$ 58,148

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 206,339	$ 179,934
Accounts receivable, including non-trade of $7,714 (December 31, 2011 - $7,714)	91,879	83,129
Vessels held for sale (note 4a)	13,250	19,000
Net investments in direct financing leases - current (note 9)	5,647	17,096
Prepaid expenses	29,384	36,963
Due from affiliates (note 12l)	29,682	6,138
Current portion of derivative instruments (note 13)	12,398	4,318
Other current assets	8	1,181
Total current assets	388,587	347,759
Vessels and equipment
At cost, less accumulated depreciation of $1,080,558 (December 31, 2011 - $1,023,894)	2,327,337	2,539,949
Advances on newbuilding contracts	127,286	45,637
Net investments in direct financing leases (note 9)	27,568	33,210
Derivative instruments (note 13)	2,913	877
Deferred tax asset (note 14)	8,948	391
Other assets	28,112	28,149
Intangible assets - net (note 6b)	15,527	21,644
Goodwill (note 6a)	127,113	127,113
Total assets	3,053,391	3,144,729
Current
Accounts payable	15,220	16,732
Accrued liabilities (note 7)	84,349	82,488
Due to affiliates (note 12l)	47,810	39,678
Current portion of derivative instruments (note 13)	47,748	46,396
Current portion of long-term debt (note 8)	248,385	229,365
Current portion of in-process revenue contracts (note 6c)	12,744	13,550
Total current liabilities	456,256	428,209
Long-term debt (note 8)	1,521,247	1,799,711
Derivative instruments (note 13)	213,731	244,998
In-process revenue contracts (note 6c)	101,294	113,202
Other long-term liabilities, including an amount due to parent of $5.2 million at December 31, 2011	26,819	35,569
Total liabilities	2,319,347	2,621,689
Commitments and contingencies (notes 8, 9, 13, and 15)
Redeemable non-controlling interest (note 15b)	28,815	38,307
Equity
Non-controlling interests	44,135	40,622
Partners' equity	661,152	444,665
Accumulated other comprehensive loss	(58)	(554)
Total equity	705,229	484,733
Total liabilities and total equity	$ 3,053,391	$ 3,144,729

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, non-trade	$ 7,714,000	$ 7,714,000
Vessels and equipment, accumulated depreciation	1,080,558,000	1,023,894,000
Other long-term liabilities, amount due to parent		$ 5,200,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ 123,015	$ (96,871)	$ 78,863
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 13)	(39,538)	107,860	5,618
Depreciation and amortization	194,631	187,710	190,341
Loss on sale of vessels	7,094	171
Write down of vessels	25,123	90,937	9,441
Deferred income tax recovery	(8,808)	(614)	(15,756)
Foreign currency exchange loss and other	2,546	2,672	7,251
Change in non-cash working capital items related to operating activities (note 16)	(17,447)	(11,296)	34,464
Expenditures for dry docking	(19,122)	(26,407)	(23,637)
Net operating cash flow	267,494	254,162	286,585
FINANCING ACTIVITIES
Proceeds from drawdown of long-term debt	318,645	457,530	355,678
Repayments of long-term debt	(146,162)	(110,694)	(90,835)
Repayments of long-term debt relating to Dropdown Predecessors			(41,909)
Prepayments of long-term debt	(445,698)	(125,562)	(568,236)
Debt issuance costs	(4,361)	(682)	(3,371)
Purchase of 49% interest in Teekay Offshore Operating L.P.		(386,267)
Purchase of vessels from Teekay Corporation (note 16f)		(60,683)	(107,051)
Contributions and purchases from Teekay Corporation	(12,848)
Proceeds from equity offerings	265,393	420,146	419,989
Expenses of equity offerings	(8,164)	(222)	(18,498)
Cash distributions paid by the Partnership	(160,905)	(129,323)	(85,077)
Cash distributions paid by subsidiaries to non-controlling interests	(8,787)	(36,980)	(77,236)
Other	(3,120)	8,055	4,946
Net financing cash flow	(206,007)	35,318	(211,600)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(87,408)	(148,480)	(40,645)
Proceeds from sale of vessels and equipment	35,235	13,354
Direct financing lease payments received	17,091	20,948	22,736
Purchase of Piranema Spirit (note 18)		(161,851)
Net investing cash flow	(35,082)	(276,029)	(17,909)
Increase in cash and cash equivalents	26,405	13,451	57,076
Cash and cash equivalents, beginning of the year	179,934	166,483	109,407
Cash and cash equivalents, end of the year	$ 206,339	$ 179,934	$ 166,483

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2011
Percentage of shares acquired in entity under common control	49.00%

CONSOLIDATED STATEMENT OF CHANGES IN TOTAL EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor Equity [Member] USD ($)	Common Units [Member]	Common Units [Member] USD ($)	Subordinated Units [Member]	Partners Equity Subordinated [Member] USD ($)	General Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) (Note 13) [Member] USD ($)	Non-controlling Interest [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2009	$ 370,871	$ (61,174)		$ 348,071		$ (143,590)	$ 8,584	$ (712)	$ 219,692
Beginning balance, units at Dec. 31, 2009			27,900,000		9,800,000
Conversion of subordinated units to common units (note 17)				(143,590)		143,590
Conversion of subordinated units to common units, units (note 17)			9,800,000		(9,800,000)
Net income (loss)	78,863	(16,685)		53,811			4,359		37,378
Reclassification of redeemable non-controlling interest in net income	(806)								(806)	806
Other comprehensive (loss) income	(820)							(800)	(20)
Cash distributions	(160,046)	(1,878)		(80,766)			(4,311)		(73,091)	(2,267)
Proceeds from follow-on public offering, net of offering costs(note 17)	401,491			393,091			8,400
Proceeds from follow-on public offering, units ;net of offering costs(note 17)			17,538,000
Dilution loss on initiation of majority owned subsidiary (note 15b)	(7,432)			(3,714)			(76)		(3,642)	7,432
Equity contribution from non-controlling interest (note 15b)										35,754
Contribution of capital by joint venture partner	400								400
Purchase of the Falcon Spirit from Teekay Corporation (note 12b)	(11,295)	(4,606)		(6,555)			(134)
Net change in Parent's equity in Dropdown Predecessor (note 12b, c, d)	30,495	30,495
Purchase of the Amundsen Spirit from Teekay Corporation (note 12d)	(34,633)	(3,496)		(15,593)			(259)		(15,285)
Issuance of Teekay Offshore Operating L.P. units to non-controlling interests (note 12d, e)	33,469								33,469
Conversion of intercorporate debt to equity (note 12e)	31,470								31,470
Purchase of the Nansen Spirit from Teekay Corporation (note 12e)	(32,982)			(2,213)			(45)		(30,724)
Loss on acquisition of interest rate swaps (note 12g)	(57,061)			(28,514)			(582)		(27,965)
Purchase of the Rio das Ostras from Teekay Corporation (note 12c)	(76,381)	(103,245)		26,327			537
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)	(149)	(2,406)						2,257
Net change in Parent's equity in Dropdown Predecessor relating to Rio das Ostras (note 12c)	162,995	162,995
Ending balance at Dec. 31, 2010	728,449			540,355			16,473	745	170,876	41,725
Ending balance, units at Dec. 31, 2010			55,238,000
Net income (loss)	(96,871)	(15,075)		(108,646)			4,396		22,454
Reclassification of redeemable non-controlling interest in net income	(6,601)								(6,601)	6,601
Other comprehensive (loss) income	(2,026)							(2,461)	435
Cash distributions	(156,284)			(121,152)			(8,171)		(26,961)	(10,019)
Proceeds from follow-on public offering, net of offering costs(note 17)	419,924			411,522			8,402
Proceeds from follow-on public offering, units ;net of offering costs(note 17)			15,389,000
Contribution of capital by joint venture partner	3,750								3,750
Contribution of capital from Teekay Corporation to Rio das Ostras (note 12c)	2,000			1,960			40
Purchase of 49% of Teekay Offshore Operating L.P. (note 12h)	(386,267)			(254,237)			(5,189)	1,162	(128,003)
Conversion of intercorporate debt to equity (note 12e)	36,905								36,905
Purchase of Peary Spirit LLC (note 12f)	(37,729)			(5,386)			(110)		(32,233)
Net change in Parent's equity in Dropdown Predecessor (note 12i)	12,519	12,519
Purchase of Scott Spirit LLC (note 12i)	(33,036)	2,556		(34,880)			(712)
Ending balance at Dec. 31, 2011	484,733			429,536			15,129	(554)	40,622	38,307
Ending balance, units at Dec. 31, 2011			70,627,000
Net income (loss)	123,015			111,902			11,055		58
Reclassification of redeemable non-controlling interest in net income	4,520								4,520	(4,520)
Other comprehensive (loss) income	496							496
Cash distributions	(164,720)			(149,631)			(11,274)		(3,815)	(4,972)
Proceeds from follow-on public offering, net of offering costs(note 17)	257,229			251,921			5,308
Proceeds from follow-on public offering, units ;net of offering costs(note 17)			9,479,000
Contribution of capital by joint venture partner	2,750								2,750
Purchase of VOC equipment from Teekay Corporation (note 12j)	(2,794)			(2,738)			(56)
Ending balance at Dec. 31, 2012	$ 705,229			$ 640,990			$ 20,162	$ (58)	$ 44,135	$ 28,815
Ending balance, units at Dec. 31, 2012			80,106,000

CONSOLIDATED STATEMENT OF CHANGES IN TOTAL EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Offering costs from follow-on public offering	$ 8,164	$ 222	$ 18,498
Percentage of noncontrolling interest acquired		49.00%

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 2). As discussed in note 19, the Partnership disposed of certain conventional tankers during the period. The Partnership has retrospectively adjusted its prior period consolidated financial statements to comparably classify the amounts related to the operations of these conventional tankers as discontinued operations.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the balance sheet and accompanying notes. Actual results may differ from those estimates.

The Partnership presents non-controlling ownership interests in subsidiaries in the consolidated financial statements within the equity section, but separate from the Partners’ equity. However, in instances in which certain redemption features that are not solely within the control of the issuer are present, classification of non-controlling interests outside of permanent equity is required. The holder of the non-controlling interest of one of the Partnership’s subsidiaries holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest (see note 15b). As a result, the non-controlling interest that is subject to this redemption feature is not included on the Partnership’s consolidated balance sheet as part of the total equity and is presented as redeemable non-controlling interest above the equity section but below the liabilities section on the Partnership’s consolidated balance sheet.

Certain of the comparative figures have been reclassified to conform with the presentation adopted in the current period relating to the reclassification of certain financing cash flow items into other financing cash flows on the Partnership’s consolidated statements of cash flows.

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income (loss).

Operating revenues and expenses

The Partnership recognizes revenues from time charters and bareboat charters daily over the term of the charter as the applicable vessel operates under the charter. The Partnership does not recognize revenue during days that the vessel is off hire. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. Receipt of incentive-based revenue from the Partnership’s floating, production, storage and offloading (or FPSO) units is dependent upon its operating performance and such revenue is recognized when earned by fulfillment of the applicable performance criteria. Time-charter contracts that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized on an effective interest rate method over the lease term and is included in revenues. All other revenues from voyage charters are recognized on a percentage of completion method. The Partnership used a discharge-to-discharge basis in determining percentage of completion for all voyage charters, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned or incurred, respectively, in subsequent periods.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents

The Partnership classifies all highly liquid investments with an original maturity date of three months or less when purchased as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 20 to 25 years for conventional and shuttle tankers and 20 to 25 years for FPSO units, commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessel for the estimated useful life. Floating storage and off take (or FSO) units are depreciated over the term of the contract. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2012, 2011, and 2010, totalled $161.2 million, $146.2 million, and $142.7 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011, and 2010 totaled $1.5 million, $5.9 million and $10.9 million, respectively.

Generally, the Partnership dry docks each shuttle tanker and conventional oil tanker every two and a half to five years. FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2012, 2011, and 2010 is summarized as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Balance at beginning of the year	60,158	71,349	86,134
Cost incurred for dry docking	19,101	24,507	24,869
Dry-docking amortization	(27,354)	(34,466)	(39,654)
Write down / sale of capitalized dry-dock expenditure	(5,996)	(1,232)	—

Balance at end of the year	45,909	60,158	71,349

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Direct financing leases

The Partnership employs a number of vessels on long-term time charters and assembles, installs, operates and leases equipment that reduces volatile organic compound emissions (or VOC equipment) during loading, transportation and storage of oil and oil products. The long-term time charters and the leasing of some VOC equipment are accounted for as direct financing leases, with lease payments received by the Partnership being allocated between the net investment in the lease and other income using the effective interest method so as to produce a constant periodic rate of return over the lease term.

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented as other non-current assets and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s intangible assets are amortized over their respective lives with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts and certain types of interest rate swaps that it may enter into the future (see note 13).

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of income (loss). The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the consolidated statements of income (loss). If a cash flow hedge is terminated and the originally hedged items is still considered possible of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of income (loss). If the hedged items are no longer possible of occurring, amounts recognized in equity are immediately transferred to the earnings line item in the consolidated statements of income (loss). Gains and losses from the Partnership’s hedge accounted foreign currency forward contracts are recorded primarily in vessel operating expenses and general and administrative expenses.

For derivative financial instruments that are not designated or that do not qualify as accounting hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized gains (losses) on derivative instruments in the consolidated statements of income (loss). Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange gain (loss) in the consolidated statements of income (loss).

Employee pension plans

The Dropdown Predecessor has defined benefit pension plans covering certain of its employees. The Dropdown Predecessor accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plan is recognized as assets or liabilities in the consolidated balance sheets. Gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs in the current period are recognized as a component of accumulated other comprehensive income (loss).

Income taxes

The Partnership’s Norwegian, Australian and Brazilian subsidiaries are subject to income taxes. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

Accumulated other comprehensive income (loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented:

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Total $
Balance as at December 31, 2009	765	(1,477)	(712)

Other comprehensive income (loss)	109	(909)	(800)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)	(129)	2,386	2,257

Balance as at December 31, 2010	745	—	745

Other comprehensive loss	(2,461)	—	(2,461)
Purchase of 49% of Teekay Offshore
Operating L.P.	1,162	—	1,162

Balance as at December 31, 2011	(554)	—	(554)

Other comprehensive income	496	—	496

Balance as at December 31, 2012	(58)	—	(58)

Dropdown Predecessor	12 Months Ended
Dec. 31, 2012
Dropdown Predecessor
2.	Dropdown Predecessor

The Partnership has accounted for the acquisition of interests in vessels from Teekay Corporation as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Partnership and the acquired vessels were both under the common control of Teekay Corporation and had begun operations. As a result, the Partnership’s financial statements prior to the date the interests in these vessels were actually acquired by the Partnership are retroactively adjusted to include the results of these vessels (the Falcon Spirit, the Cidade de Rio das Ostras (or Rio das Ostras), the Amundsen Spirit and the Scott Spirit, collectively referred to herein as the Dropdown Predecessor) during the periods they were under common control of Teekay Corporation.

On April 1, 2010, the Partnership acquired from Teekay Corporation an FSO unit, the Falcon Spirit, together with its time-charter-out contract. To account for the common control transfer of the Falcon Spirit, the Partnership’s net income and comprehensive income on the Partnership’s financial statements were increased by $0.9 million for the year ended December 31, 2010.

On October 1, 2010, the Partnership acquired from Teekay Corporation an FPSO unit, the Rio das Ostras. The Partnership’s financial statements to account for the common control transfer of the Rio das Ostras FPSO unit decreased the Partnership’s net income and comprehensive income by ($8.3) million and ($9.1) million, respectively, for the year ended December 31, 2010.

On October 1, 2010, the Partnership acquired from Teekay Corporation a shuttle tanker unit, the Amundsen Spirit. The Partnership’s financial statements to account for the common control transfer of the Amundsen Spirit shuttle tanker decreased the Partnership’s net income and comprehensive income by ($9.3) million, for the year ended December 31, 2010.

On October 1, 2011, the Partnership acquired from Teekay Corporation a shuttle tanker unit, the Scott Spirit. The Partnership’s financial statements to account for the common control transfer of the Scott Spirit shuttle tanker increased the Partnership’s net loss and comprehensive loss by $15.1 million, for the year ended December 31, 2011.

Teekay Corporation uses a centralized treasury system. As a result, cash and cash equivalents attributable to the operations of the Dropdown Predecessor were in certain cases co-mingled with cash and cash equivalents from other operations of Teekay Corporation. This cash and cash equivalents are not reflected in the balance sheet of the Dropdown Predecessor. However, any cash transactions from these bank accounts that were made on behalf of companies in the Dropdown Predecessor, which were acquired by the Partnership, are reflected as increases or decreases of advances from affiliates. Any other cash transactions from these bank accounts that were directly related to the operations of the Dropdown Predecessor are reflected as increases or decreases in owner’s equity in the Partnership’s financial statements.

For periods prior to the Partnership’s acquisition of the Rio das Ostras, the vessel was used as collateral for certain credit facilities (Rio das Ostras Credit Facility). The Rio das Ostras’ pro-rata share of the Rio das Ostras Credit Facility has been allocated to the Dropdown Predecessor. The pro-rata share was determined using the relative fair value of the Rio das Ostras business compared to the fair value of all net assets used as collateral for this facility. The Rio das Ostras Credit Facility was used to partially finance the purchase of this unit. Interest has been allocated to the Dropdown Predecessor based on the Rio das Ostras respective share of this facility. In addition, Teekay Corporation used certain of its corporate facilities to finance the remaining portion of the acquisition of the Rio das Ostras. Interest has been allocated to the Dropdown Predecessor based on the amount drawn on this facility at the time of the acquisition and Teekay Corporation’s weighted average borrowing cost. In addition, Teekay Corporation had entered into certain interest rate swaps. The Rio das Ostras’ pro-rata share of these interest rate swaps has been allocated to the Dropdown Predecessor. The pro-rata share was determined using the relative collateral fair values of the Rio das Ostras Credit Facilities.

General and administrative expenses (consisting primarily of salaries, defined benefit pension plan benefits, and other employee related costs, office rent, legal and professional fees, and travel and entertainment) were allocated to the Dropdown Predecessor based on estimated use of resources. In addition, Teekay Corporation entered into certain foreign exchange forward contracts to minimize the impact from changes in the foreign exchange rate between the Norwegian Kroner and the US Dollar on its operating expenditures. A portion of these foreign exchange forward contracts have been accounted for as hedges and were allocated to the Dropdown Predecessor based on the relative amount of Norwegian Kroner expenditures from the Rio das Ostras compared to Teekay Corporation’s other operations for which the contracts were entered into.

The consolidated financial statements reflect the consolidated financial position, results of operations and cash flows of the Partnership and its subsidiaries, including, as applicable, the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses, interest expense and realized and unrealized gains (losses) on non-designated derivative instruments were not identifiable as relating solely to each specific vessel. Amounts have been allocated to the Dropdown Predecessor for general and administrative expenses, interest expense and realized and unrealized gains (losses) on non-designated derivative instruments for the years ended December 31, 2011 and 2010, respectively (see notes 12b, c, d, and i). Management believes these allocations reasonably present the general and administrative expenses, interest expense, and realized and unrealized gains (losses) on non-designated derivative instruments of the Dropdown Predecessor. Estimates have been made when allocating expenses from Teekay Corporation to the Dropdown Predecessor and such estimates may not be reflective of actual results.

Adoption of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Adoption of New Accounting Pronouncements
3.	Adoption of New Accounting Pronouncements

In January 2012, the Partnership adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this standard did not have an impact on the Partnership’s consolidated financial statements other than the disclosures as presented in note 4 – Financial Instruments.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
4.	Financial Instruments

a)	Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents - The fair value of the Partnership’s cash and cash equivalents approximate their carrying amounts reported in the accompanying consolidated balance sheets due to the current nature of the amounts.

Vessels and equipment and vessels held for sale – The estimated fair value of the Partnership’s vessels and equipment and vessels held for sale is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

In December 2012, the Partnership determined that a shuttle tanker, Navion Norvegia, was impaired and wrote down the carrying value of this vessel to its estimated fair value of $18.0 million, due to a change in operating plan for this vessel. The Partnership used a discounted cash flow approach to value the vessel. Such a technique used estimates of future operating life (2.2 years based on the estimated remaining trading life of this vessel), future revenues ($37.2 million based on field production forecasts and the availability of contracts of affreightments suitable for the vessel), operating and dry-dock expenditures ($20.5 million), a residual value ($6.5 million based on the vessel’s light weight tonnage and the price of steel), and a discount rate (7.9%) that approximates the weighted average cost of capital of a market participant.

Contingent consideration liability – On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. The fair value of the liability is the estimated amount that the Partnership would pay Teekay Corporation on September 30, 2012 and 2013, taking into account the Partnership’s secured contracts, new projects, and forecasted revenues. The estimated amount is the present value of the future cash flows.

Changes in fair value during the year ended December 31, 2012 and 2011, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit (see note 12i), that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Year Ended
	December 31, 2012	December 31, 2011
	$	$
Fair value at beginning of period	(10,894)	—
Initial liability included in Partners’ equity	—	(10,082)
Partial settlement of liability	5,870	—
Unrealized loss included in Other income - net	(657)	(812)

Fair value at end of period	(5,681)	(10,894)

The estimated fair value of the Partnership’s contingent consideration liability is based in part upon the Partnership’s projection of incremental revenue secured during the period from September 1, 2011 to October 1, 2013, based primarily on the estimated number of new ship days, the daily rate for those new ship days, pursuant to new contracts, and the change in rate on existing ship days. The estimated fair value of the consideration liability as of December 31, 2012 is based upon estimated new ship days of 219 days (787 days – December 31, 2011) at an average daily hire rate of $59,255 ($53,043 – December 31, 2011) and a net increase in the daily rate of $15,532 ($nil – December 31, 2011) for 365 (nil – December 31, 2011) existing ship days. In developing and evaluating these estimates, the Partnership has used the actual number of new ship days and corresponding daily hire rate for the period subsequent to September 30, 2011, but prior to the date of valuation, forecasts for future periods and probabilities of such results, as well as the minimum (zero) and maximum ($12.0 million) payout amount as provided for in the contingent consideration formula. A different number of days, average daily hire rates, or probability of achieving these days and average daily hire rate, would result in a lower fair value liability. On October 1, 2012, the Partnership repaid a portion of the liability, which at the repayment date was $5.9 million.

Long-term debt – The fair values of the Partnership’s variable-rate long-term debt are either based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Derivative instruments – The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative liability could vary by a material amount in the near term.

The Partnership categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents	Level 1	206,339	206,339	179,934	179,934
Contingent consideration	Level 3	(5,681)	(5,681)	(10,894)	(10,894)
Derivative instruments (note 13)
Interest rate swap agreements	Level 2	(270,731)	(270,731)	(297,979)	(297,979)
Cross currency swap agreement	Level 2	13,435	13,435	2,677	2,677
Foreign currency forward contracts	Level 2	2,153	2,153	(1,078)	(1,078)

Non-Recurring:
Vessels held for sale	Level 2	13,250	13,250	19,000	19,000
Vessels and equipment (note 19)	Level 3	17,979	17,979	—	—
Vessels and equipment (note 19)	Level 2	—	—	42,848	42,848

Other:
Long-term debt - public (note 8)	Level 1	(215,641)	(221,086)	(100,417)	(100,969)
Long-term debt - non-public (note 8)	Level 2	(1,553,991)	(1,452,136)	(1,928,659)	(1,800,110)

b)	Financing receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Direct financing leases	Payment activity	Performing	33,215	50,306

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
5.	Segment Reporting

The Partnership is engaged in the international marine transportation of crude oil and in the offshore processing and storage of crude oil through the operation of its oil tankers, FSO units and FPSO units. The Partnership’s revenues are earned in international markets.

The Partnership has four reportable segments: its shuttle tanker segment; its FPSO segment; its conventional tanker segment; and its FSO segment. The Partnership’s shuttle tanker segment consists of shuttle tankers operating primarily on fixed-rate contracts of affreightment, time-charter contracts or bareboat charter contracts. The Partnership’s FPSO segment consists of its FPSO units to service its FPSO contracts. The Partnership’s conventional tanker segment consists of conventional tankers operating on fixed-rate, time-charter contracts or bareboat charter contracts. The results below exclude five conventional tankers as they are determined to be discontinued operations. The Partnership’s FSO segment consists of its FSO units subject to fixed-rate, time-charter contracts or bareboat charter contracts. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(U.S. dollars in millions)	2012	2011	2010
Petrobras Transporte S.A (1)	$259.3 or 28%	$211.8 or 24%	$179.6 or 21%
Statoil ASA (2)	$198.0 or 21%	$206.0 or 24%	$236.0 or 28%
Talisman Energy Inc(3)	$123.0 or 13%	$113.1 or 13%	$106.2 or 13%
Teekay Corporation (4)(5)	$89.1 or 10%	$94.8 or 11%	$81.1 or 10%

(1)	Shuttle tanker and FPSO segments
(2)	Shuttle tanker segment
(3)	FPSO segment
(4)	Shuttle tanker, conventional tanker and FSO segments
(5)	Excludes the results of five conventional tankers as they have been determined to be discontinued operations.

The following tables include results for these segments for the periods presented in these consolidated financial statements.

Year ended December 31, 2012	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	569,519	231,688	62,029	62,901	926,137
Voyage expenses	104,394	—	11,317	400	116,111
Vessel operating expenses	135,993	100,668	11,663	36,388	284,712
Time-charter hire expense	56,989	—	—	—	56,989
Depreciation and amortization	122,921	50,905	10,519	9,038	193,383
General and administrative (1)	45,110	22,395	3,189	3,705	74,399
Write down of vessels	23,430	—	—	—	23,430
Loss on sale of vessels	1,112	—	—	—	1,112
Restructuring charge	647	—	468	—	1,115

Income from vessel operations	78,923	57,720	24,873	13,370	174,886

Expenditures for vessels and equipment(2)	83,491	3,055	598	264	87,408
Expenditures for dry docking	14,977	—	70	4,054	19,101

Year ended December 31, 2011	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	573,296	173,836	63,638	62,731	873,501
Voyage expenses	95,864	—	9,125	1,388	106,377
Vessel operating expenses	161,890	76,716	10,887	30,470	279,963
Time-charter hire expense	74,478	—	—	—	74,478
Depreciation and amortization	115,637	37,496	11,341	12,009	176,483
General and administrative(1)	49,444	15,474	2,809	3,779	71,506
Write down of vessels	28,270	—	—	8,598	36,868
Loss on sale of vessels	—	—	—	171	171
Restructuring charge	1,227	—	—	2,697	3,924

Income from vessel operations	46,486	44,150	29,476	3,619	123,731

Expenditures for vessels and equipment(2)	130,363	16,038	2,313	(234)	148,480
Expenditures for dry docking	16,892	—	670	6,945	24,507

Year ended December 31, 2010	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	559,547	151,851	54,967	74,298	840,663
Voyage expenses	104,460	—	8,160	888	113,508
Vessel operating expenses	143,766	66,157	10,424	35,214	255,561
Time-charter hire expense	89,795	—	—	—	89,795
Depreciation and amortization	111,157	35,400	12,042	16,262	174,861
General and administrative (1)	42,526	12,388	2,479	3,799	61,192
Write down of vessels	9,441	—	—	—	9,441
Restructuring charge	119	—	—	—	119

Income from vessel operations	58,283	37,906	21,862	18,135	136,186

Expenditures for vessels and equipment(2)	32,012	6,428	1,179	1,026	40,645
Expenditures for dry docking	13,382	—	11,487	—	24,869

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)	Excludes non-cash investing activities (see note 16).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2012	December 31, 2011
	$	$
Shuttle tanker segment	1,758,619	1,805,639
FPSO segment	752,835	786,391
Conventional tanker segment	178,172	223,388
FSO segment	79,629	101,422
Unallocated:
Cash and cash equivalents	206,339	179,934
Other assets	77,797	47,955

Consolidated total assets	3,053,391	3,144,729

Goodwill, Intangible Assets and In-Process Revenue Contracts	12 Months Ended
Dec. 31, 2012
Goodwill, Intangible Assets and In-Process Revenue Contracts
6.	Goodwill, Intangible Assets and In-Process Revenue Contracts

a)	Goodwill

The carrying amount of goodwill for the shuttle tanker segment was $127.1 million as at December 31, 2012 and 2011. In 2012 and 2011, the Partnership conducted a goodwill impairment review of its shuttle tanker segment and concluded that no impairment had occurred.

b)	Intangible Assets

As at December 31, 2012, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(109,153)	15,097
Customer contracts (FPSO segment)	353	(313)	40
Other intangible assets (FPSO segment)	390	—	390

	124,993	(109,466)	15,527

As at December 31, 2011, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(103,116)	21,134
Customer contracts (FPSO segment)	353	(233)	120
Other intangible assets (FPSO segment)	390	—	390

	124,993	(103,349)	21,644

Aggregate amortization expense of intangible assets for the year ended December 31, 2012 was $6.0 million (2011 – $7.1 million, 2010 – $8.1 million), included in depreciation and amortization on the consolidated statements of income (loss) income. Amortization of intangible assets for the five years subsequent to December 31, 2012 is expected to be $5.0 million (2013), $4.0 million (2014), $3.0 million (2015), $2.0 million (2016), $1.1 million (2017) and nil thereafter. Other intangible assets is a trade name which is not amortized.

c)	In-Process Revenue Contracts

As part of the Partnership’s acquisition of the Piranema Spirit (see note 18) on November 30, 2011, the Partnership assumed an FPSO service contract with terms that were less favorable than the then prevailing market terms. As at December 31, 2012, the Partnership has recognized a liability based on the estimated fair value of the contract. The Partnership is amortizing this liability over the estimated remaining term of the contract on a weighted basis based on the projected revenue to be earned under the contract.

Amortization of in-process revenue contracts for the year ended December 31, 2012 was $12.7 million (2011 – $1.1 million), which is included in revenues on the consolidated statements of income (loss). Amortization for the five years subsequent to December 31, 2012 is expected to be $12.7 million (2013), $12.7 million (2014), $12.7 million (2015), $12.8 million (2016), $12.7 million (2017) and $50.4 million (thereafter).

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
7.	Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $

Voyage and vessel	59,772	58,406
Interest	14,713	14,787
Payroll and benefits	9,864	9,295

	84,349	82,488

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
8.	Long-Term Debt

	December 31, 2012 $	December 31, 2011 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	812,509	1,246,360
Norwegian Kroner Bonds due in 2013 and 2017	215,641	100,417
U.S. Dollar-denominated Term Loans due through 2018	213,993	238,867
U.S. Dollar-denominated Term Loans due through 2023	527,489	443,432

	1,769,632	2,029,076
Less current portion	248,385	229,365

Total	1,521,247	1,799,711

As at December 31, 2012, the Partnership had eight long-term revolving credit facilities, which, as at such date, provided for borrowings of up to $1.03 billion, of which $213.5 million was undrawn. The total amount available under the revolving credit facilities reduces by $314.2 million (2013), $608.9 million (2014), $17.5 million (2015), $26.0 million (2016), $20.9 million (2017) and $38.4 million (2018). Six of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 29 of the Partnership’s vessels, together with other related security.

The Partnership has NOK 600 million in senior unsecured bonds that mature in November 2013 in the Norwegian bond market. As at December 31, 2012, the carrying amount of the bonds was $107.8 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the bonds are based on NIBOR plus a margin of 4.75%. The Partnership entered into a cross currency swap to swap the interest payments from NIBOR plus a margin of 4.75% into LIBOR plus a margin of 5.04% and lock in the transfer of the principal amount at $98.5 million upon maturity in exchange for NOK 600 million. The Partnership also entered into an interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%. The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38% (see note 13). Subsequent to December 31, 2012, the Partnership repurchased NOK 388.5 million of this bond issue in conjunction with the issuance of NOK 1,300 million in senior unsecured bonds in the Norwegian bond market (see note 21c).

In January 2012, the Partnership issued NOK 600 million of senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at December 31, 2012, the carrying amount of the bonds was $107.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap to swap all interest and principal payments into USD, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 13).

As at December 31, 2012, the Partnership’s six 50%-owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $214.0 million. The term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at December 31, 2012, the Partnership had guaranteed $65.6 million of these term loans, which represents its 50% share of the outstanding vessel mortgage debt of five of these 50%-owned subsidiaries. The other owner and Teekay Corporation have guaranteed the remaining $107.0 million and $41.4 million, respectively.

As at December 31, 2012, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, the Nansen Spirit, the Peary Spirit, and the Scott Spirit, and for the Rio das Ostras and the Piranema Spirit FPSO units, which in aggregate totaled $527.5 million. For the term loans for the Amundsen Spirit and the Nansen Spirit, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final bullet payments of $29.1 million for each vessel due in 2022 and 2023, respectively. The Rio das Ostras, the Peary Spirit, the Scott Spirit and the Piranema Spirit term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2023 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at December 31, 2012, the Partnership had guaranteed $90.3 million of these term loans and Teekay Corporation had guaranteed $437.2 million

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus a margin. At December 31, 2012, and December 31, 2011, the margins ranged between 0.30% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at December 31, 2012 was 2.0% (December 31, 2011 – 1.7%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 13).

The aggregate annual long-term debt principal repayments required to be made subsequent to December 31, 2012 are $248.4 million (2013), $755.9 million (2014), $82.4 million (2015), $149.3 million (2016), $293.8 million (2017) and $239.8 million (thereafter).

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has one revolving credit facility that requires the Partnership to maintain a vessel value to outstanding drawn principal balance ratio of a minimum of 105%. As at December 31, 2012, this ratio was 113%. The vessel value used in this ratio is the appraised values prepared by the Partnership based on second hand sale and purchase market data. A further delay in the recovery of the conventional tanker market could negatively affect this ratio.

As at December 31, 2012 the Partnership and Teekay Corporation were in compliance with all covenants in the credit facilities and long-term debt.

Leases	12 Months Ended
Dec. 31, 2012
Leases
9.	Leases

Charters-out

Time charters and bareboat charters of the Partnership’s vessels to customers are accounted for as operating leases. The cost, accumulated depreciation and carrying amount of the vessels accounted for as operating leases at December 31, 2012 were $2.9 billion, $0.9 billion and $2.0 billion, respectively. As at December 31, 2012, minimum scheduled future revenues under these time charters and bareboat charters to be received by the Partnership, then in place were approximately $3.3 billion, comprised of $560.8 million (2013), $548.0 million (2014), $507.8 million (2015), $413.7 million (2016), $329.3 million (2017) and $987.1 million (thereafter).

The minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2012, revenue from unexercised option periods of contracts that existed on December 31, 2012, or variable or contingent revenues. In addition, minimum scheduled future revenues presented in this paragraph have been reduced by estimated off-hire time for period maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

Direct Financing Lease

Leasing of certain VOC equipment is accounted for as direct financing leases. As at December 31, 2012, the minimum lease payments receivable under the direct financing leases approximated $3.5 million (2011 - $18.9 million), including unearned income of $0.2 million (2011 - $1.4 million). As at December 31, 2012, future scheduled payments under the direct financing leases to be received by the Partnership, then in place were approximately $3.5 million, comprised of $2.5 million (2013) and $1.0 million (2014).

Leasing of the Falcon Spirit FSO unit is accounted for as a direct financing lease. As at December 31, 2012, the minimum lease payments receivable under the direct financing lease approximated $38.4 million (2011 - $46.8 million), including unearned income of $17.0 million (2011 - $22.5 million). The estimated unguaranteed residual value of the leased vessel is $8.5 million. As at December 31, 2012, future scheduled payments under the direct financing lease to be received by the Partnership, were approximately $38.4 million, comprised of $8.5 million (2013), $8.6 million (2014), $8.7 million (2015), $8.8 million (2016) and $3.8 million (2017).

Charters-in

As at December 31, 2012, minimum commitments owing by the Partnership under vessel operating leases by which the Partnership charters-in vessels were approximately $79.9 million, comprised of $46.2 million (2013), $26.9 million (2014) and $6.8 million (2015). The Partnership recognizes the expense from these charters, which is included in time-charter hire expense, on a straight-line basis over the firm period of the charters.

Restructuring Charge	12 Months Ended
Dec. 31, 2012
Restructuring Charge
10.	Restructuring Charge

During the year ended December 31, 2012, the Partnership recognized $0.6 million of restructuring charges relating to the reorganization of the Partnership’s marine operations to create better alignment with its shuttle tanker business unit to create a reduced-cost organization going forward. The Partnership expects to incur a total of $2.0 million of restructuring charges under this plan. The reorganization is expected to be completed in the first half of 2013.

During the year ended December 31, 2012, the Partnership recognized $0.5 million of restructuring charges relating to the reorganization of the Partnership’s marine operations to create better alignment with its conventional tanker business unit to create a reduced-cost organization going forward. The reorganization was completed in 2012.

During the year ended December 31, 2011, the Partnership incurred $3.9 million of restructuring charges related to the sale of the Karratha Spirit FSO unit and the termination of the time-charter-out contract for the Basker Spirit shuttle tanker. During the year ended December 31, 2011, the Partnership terminated the employment of certain seafarers for these two vessels.

During the year ended December 31, 2010, the Partnership incurred $0.1 million of restructuring charges related to the reflagging of a total of seven vessels which commenced in March 2009. Under this plan, the Partnership recorded restructuring charges of approximately $4.9 million in total since the plan began in 2009.

As of December 31, 2012, 2011 and 2010, restructuring liabilities of $0.3 million, $nil and $nil were recorded in accrued liabilities on the consolidated balance sheets.

Other Income - Net	12 Months Ended
Dec. 31, 2012
Other Income - Net
11.	Other Income - Net

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Volatile organic compound emissions plant lease income (note 9)	1,259	3,093	4,978
Miscellaneous	277	588	1,832

Other income - net	1,536	3,681	6,810

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
12.	Related Party Transactions

a)	The Partnership has entered into an omnibus agreement with Teekay Corporation, Teekay LNG Partners L.P., the General Partner and others governing, among other things, when the Partnership, Teekay Corporation and Teekay LNG Partners L.P. may compete with each other and certain rights of first offering on liquefied natural gas carriers, oil tankers, shuttle tankers, FSO units and FPSO units.

b)	On April 1, 2010, the Partnership acquired Teekay Corporation’s 100% interest in an FSO unit, the Falcon Spirit, together with its charter contract, for a purchase price of $44.1 million. The purchase was partially financed through proceeds from a public offering of common units. The Falcon Spirit is chartered to Occidental Qatar Energy Company LLC, a subsidiary of Occidental Petroleum of Qatar Ltd., on a fixed-rate time-charter contract for 7.5 years (beginning December 2009) with an option for the charterer to extend the contract for an additional 1.5 years. The Falcon Spirit is a conversion of a double-hull shuttle tanker built in 1986 and it began servicing the Al Raayan oil field off the coast of Qatar in December 2009.

The acquisition consisted of the Partnership acquiring Teekay Corporation’s equity interest in Teekay Al Raayan LLC for $11.3 million and Teekay Corporation’s interest in amounts due to Teekay Corporation from Teekay Al Raayan LLC for $32.8 million. Immediately prior to the acquisition, $11.2 million of amounts due to Teekay Corporation was converted to equity. The portion of the purchase price for the acquisition of the equity interest in Teekay Al Raayan LLC ($11.3 million) was accounted for as an equity distribution to Teekay Corporation. To the extent the purchase price was greater than the corresponding book value, the excess is reflected as a reduction in Partners’ Equity and the remainder is shown as a reduction in Dropdown Predecessor Equity. The portion of the purchase price for the acquisition of the intercorporate loan ($32.8 million) was accounted for as repayment of debt.

The following costs attributable to the operations of the Falcon Spirit were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•	General and administrative expenses (consisting primarily of vessel management fees and legal and professional fees) of $0.3 million for the year ended December 31, 2010.
•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Falcon Spirit of $0.4 million for the year ended December 31, 2010.

c)	On October 1, 2010, the Partnership acquired from Teekay Corporation the Rio das Ostras FPSO unit, which is on a long-term charter to Petroleo Brasileiro SA (or Petrobras), for a purchase price of $157.7 million, plus working capital of $12.4 million. Immediately prior to the acquisition, $163.0 million of amounts due to Teekay Corporation were converted to equity. The purchase price was financed through the assumption of debt of $93.8 million and the remainder was paid in cash. The purchase price is accounted for as an equity distribution to Teekay Corporation. To the extent the purchase price is less than the corresponding book value, the excess is reflected as an addition in Partners’ Equity and the remainder is shown as a reduction in Dropdown Predecessor Equity. The purchase agreement provides that Teekay Corporation shall reimburse the Partnership for upgrade costs in excess of the upgrade estimate as of the closing date. During the year ended December 31, 2011, Teekay Corporation reimbursed the Partnership for $2.0 million of such upgrade costs, which is reflected as a capital contribution.

On the dropdown, certain assets and liabilities of the Rio das Ostras were retained by Teekay Corporation. These net assets retained by Teekay Corporation totaled $0.1 million and are accounted for as a non-cash equity distribution to Teekay Corporation.

The following costs attributable to the operations of the Rio das Ostras were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•

General and administrative expenses (consisting primarily of salaries, defined benefit pension plan benefits, and other employee related costs, office rent, legal and professional fees, and travel and entertainment) of $5.4 million for the year ended December 31, 2010.

•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Rio das Ostras of $2.2 million for the year ended December 31, 2010.

•

Teekay Corporation uses a centralized treasury system. As a result, cash and cash equivalents attributable to the operations of the Rio das Ostras, prior to the acquisition of the vessel by the Partnership, were in certain cases co-mingled with cash and cash equivalents from other operations of Teekay Corporation. Cash and cash equivalents in co-mingled bank accounts are not reflected in the balance sheet of the Dropdown Predecessor. However, any cash transactions from these bank accounts that were made on behalf of the Dropdown Predecessor are reflected in these financial statements as increases or decreases in Dropdown Predecessor Equity. The net amount of these equity contributions (distributions) were $5.8 million for the period from January 1, 2010 to October 1, 2010.

d)	On October 1, 2010, the Partnership acquired from Teekay Corporation its 100% interest in the Amundsen Spirit LLC, which owns the newbuilding shuttle tanker, the Amundsen Spirit, which is on a time charter to Statoil ASA, for a purchase price of $128.0 million. The purchase price was financed through the assumption of debt of $93.3 million, the issuance of new units of $17.0 million and $17.7 million with cash. The excess of $31.2 million of the purchase price over the book value of the net liabilities of ($3.5) million, which includes the fair value of an interest rate swap of ($25.9) million, is accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $32.7 million of amounts due to Teekay Corporation by Amundsen Spirit LLC was converted to equity.

The following costs attributable to the operations of the Amundsen Spirit were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•	General and administrative expenses (consisting primarily of vessel management fees) of $0.2 million for the year ended December 31, 2010.

•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Amundsen Spirit of $0.3 million for the year ended December 31, 2010.

•

Teekay Corporation entered into an interest rate swap to offset increases or decreases in the variable-rate interest payments of the credit facilities that were used to finance the acquisition of the Amundsen Spirit. The realized and unrealized gains (losses) on this interest rate swap allocated to the Partnership is ($5.6) million for the year ended December 31, 2010. This amount is reflected in the realized and unrealized gains (losses) on non-designated derivative instruments.

e)	On October 1, 2010, the Partnership agreed to acquire from Teekay Corporation its 100% interest in the Nansen Spirit LLC, which owns the newbuilding shuttle tanker, the Nansen Spirit. On December 10, 2010, the Nansen Spirit commenced its time charter with Statoil ASA and the Partnership acquired 100% of Teekay Corporation’s interest in the Nansen Spirit LLC for a purchase price of $126.3 million. The purchase price was financed through the assumption of debt of $93.3 million, the issuance of new units of $16.4 million and $16.6 million with cash. The excess of $4.4 million of the purchase price over the book value of the net assets of $28.6 million was accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $31.5 million of amounts due to Teekay Corporation by Nansen Spirit LLC was converted to equity. For the period October 1, 2010 to December 10, 2010, the Partnership consolidated Nansen Spirit LLC on its financial statements as it was considered a variable interest entity and the Partnership was the primary beneficiary.

f)

On August 2, 2011, the Partnership acquired from Teekay Corporation the Peary Spirit for a purchase price of $134.5 million. The purchase price was financed through the assumption of debt of $96.8 million and $37.7 million with cash. The excess of $5.5 million of the cash portion of the purchase price over the book value of the net assets of $32.2 million is accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $36.9 million of amounts due to Teekay Corporation by Peary Spirit LLC was converted to equity of the vessel entity. For the period October 1, 2010 to August 2, 2011, the Partnership consolidated Peary Spirit LLC on its financial statements as it was considered a variable interest entity and the Partnership was the primary beneficiary.

g)	On October 1, 2010, the Partnership agreed to acquire two interest rate swaps from Teekay Corporation on the same date as it would acquire the Nansen Spirit and the Peary Spirit from Teekay Corporation. The fair value of the interest rate swaps of ($57.1) million on October 1, 2010, was accounted for as an equity distribution to Teekay Corporation.

h)	On March 8, 2011, the Partnership acquired Teekay Corporation’s 49% interest in Teekay Offshore Operating L.P. (or OPCO) for a combination of $175 million in cash (less $15 million in distributions made by OPCO to Teekay Corporation between December 31, 2010 and the date of acquisition) and the issuance of 7.6 million of the Partnership’s common units to Teekay Corporation and a 2% proportionate interest to the General Partner in a private placement (see note 17). The acquisition increased the Partnership’s ownership of OPCO to 100%. The excess of the proceeds paid by the Partnership over Teekay Corporation’s historical book value of $128.0 million for the 49% interest in OPCO was accounted for as an equity distribution to Teekay Corporation of $258.3 million.

i)	On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. On December 31, 2011, the Partnership recognized a liability of $10.9 million in respect of the purchase price adjustment, of which $5.7 million is included in due to affiliates and $5.2 million is included in other liabilities. On October 1, 2012, the Partnership repaid a portion of the liability, which at the repayment date was $5.9 million. As at December 31, 2012, the outstanding liability was $5.7 million, which is included in due to affiliates. The purchase price was financed through the assumption of debt of $93.3 million and $23.0 million with cash. The excess of $35.6 million of the purchase price (including the contingent consideration liability of $10.1 million on October 1, 2011) over the book value of the net liabilities of $2.6 million, which includes the fair value of an interest rate swap of ($34.6) million, is accounted for as an equity distribution to Teekay Corporation. Immediately prior to the acquisition, $34.5 million of amounts due to Teekay Corporation by Scott Spirit LLC was converted to equity.

The following costs attributable to the operations of the Scott Spirit were incurred by Teekay Corporation, and have been allocated to the Partnership as part of the results of the Dropdown Predecessor:

•	General and administrative expenses (consisting primarily of vessel management fees) of $0.2 million for the year ended December 31, 2011.

•	Interest expense incurred by Teekay Corporation on its credit facilities that were used to finance the acquisition of the Scott Spirit of $0.3 million for the year ended December 31, 2011.

•

Teekay Corporation entered into an interest rate swap to offset increases or decreases in the variable-rate interest payments of the credit facilities that were used to finance the acquisition of the Scott Spirit. The unrealized loss on this interest rate swap allocated to the Partnership is $12.2 million for the year ended December 31, 2011. This amount is reflected in realized and unrealized (loss) gain on non-designated derivative instruments.

j)	On October 1, 2012, the Partnership acquired from Teekay Corporation the VOC equipment on board the Amundsen Spirit, the Nansen Spirit, the Peary Spirit and the Scott Spirit for $12.8 million. On December 31, 2012, the Partnership recognized this liability in due to affiliates. The purchase price was financed with cash. The excess of $2.8 million of the purchase price over the net carrying value of the equipment is accounted for as an equity distribution to Teekay Corporation.

k)	During the year ended, December 31, 2012, six conventional tankers, two shuttle tankers and two FSO units of the Partnership were employed on long-term time-charter-out contracts with subsidiaries of Teekay Corporation, and two conventional tankers of the Partnership were employed on long-term time-charter-out contracts with a joint venture in which Teekay Corporation has a 50% interest. During the year ended December 31, 2012, the Partnership sold one of its conventional vessels which was employed on a long-term, time-charter-out contract to a subsidiary of Teekay Corporation. In 2012, the Partnership received an early termination fee from Teekay Corporation of $14.7 million which is recorded in net income (loss) from discontinued operations on the consolidated statements of income (loss). Teekay Corporation and its wholly owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative services needs. In addition, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary or appropriate for the conduct of the Partnership’s business. Revenues (expenses) from such related party transactions were as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Revenues(1)	89,075	94,751	81,105
Vessel operating expenses(2)	(5,148)	(5,562)	(4,976)
General and administrative(3)(4)	(60,296)	(59,459)	(48,716)
Interest expense(5)	(392)	(316)	(4,199)
Realized and unrealized loss on derivative instruments(6)	—	(12,186)	(5,658)
OCI(7)	—	—	131
Related party transactions from discontinued operations(8)	35,197	72,737	58,674

(1)	Revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation. The year ended December 31, 2011 includes $1.2 million recovered from Teekay Corporation for penalties accrued in respect of the Rio das Ostras which relate to a period prior to the acquisition of the unit by the Partnership.
(2)	Crew training fees charged by Teekay Corporation.
(3)	Commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Amounts are net of $4.9 million, $3.5 million and $3.8 million, respectively, during the years ended December 31, 2012, 2011, and 2010, of management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation during the year ended December 31, 2012, interest paid to Teekay Corporation for financing the Partnership’s acquisition of an FPSO unit during the year ended December 31, 2010 and interest allocated from Teekay Corporation as a result of the Dropdown Predecessor during the years ended December 31, 2011 and 2010.
(6)	Realized/Unrealized losses on interest rate swaps allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(7)	Other comprehensive income (or OCI) relating to hedging and designated foreign currency forward contracts allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(8)	Related party transactions relating to five conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above; crew training fees charged by Teekay Corporation accounted for as vessel operating expenses; and commercial, technical, strategic and business development management fees charged by Teekay Corporation.

l)	At December 31, 2012, due from affiliates totaled $29.7 million (December 31, 2011 - $6.1 million) and due to affiliates totaled $47.8 million (December 31, 2011 - $39.7 million). Due to and from affiliates are non-interest bearing and unsecured and are expected to be settled within the next fiscal year in the normal course of operations.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
13.	Derivative Instruments

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at December 31, 2012, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars)		Average Forward	Expected Maturity 2013
	(thousands)	Hedge	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	195,000	1	2,044	5.94	32,848
British Pound	1,500	—	115	0.65	2,322
Euro	1,800	—	(7)	0.76	2,382

		1	2,152		37,552

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of US Dollar fixed interest or US Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due in 2013 and 2017. In addition, the cross currency swap due in 2017 economically hedges the interest rate exposure on the Norwegian Kroner Bonds due in 2017. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due in 2013 and 2017. As at December 31, 2012, the Partnership was committed to the following cross currency swaps:

Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Fair Value /
Amount NOK	Amount USD	Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable	Asset (Liability)	Remaining Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		9,890	0.9
600,000	101,400	NIBOR	5.75%				7.49%	3,545	4.1

								13,435

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its USD LIBOR denominated borrowings.

As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	900,000	(202,498)	11.5	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	507,458	(67,451)	6.9	4.0
U.S. Dollar-denominated interest rate swaps(2)(4)	LIBOR	98,500	(782)	0.9	1.1

		1,505,958	(270,731)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2012, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Notional amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2012
Foreign currency contracts – cash flow hedges	—	1	—	—	—	—
Foreign currency contracts – not designated as hedges	—	2,159	—	—	(7)	—
Cross currency swap - not designated as hedges	284	10,238	2,913	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap - not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were recognized in (1) other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

	Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Income (Loss)			Balance Sheet (AOCI)	Statement of (Loss) Income
Effective Portion $	Effective Portion $	Ineffective Portion $		Effective Portion $	Effective Portion $	Ineffective Portion $
713	—	—	Vessel operating expenses	319	833	(300)	Vessel operating expenses
	217	(440)	General and administrative expenses		1,512	(6)	General and administrative expenses

713	217	(440)		319	2,345	(306)

	Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion $	Effective Portion $	Ineffective Portion $
(3,154)	34	(2,819)	Vessel operating expenses
	(3,277)	(1,417)	General and administrative expenses

(3,154)	(3,243)	(4,236)

As at December 31, 2012, the Partnership’s accumulated other comprehensive income consisted of unrealized gains on foreign currency forward contracts designated as cash flow hedges. As at December 31, 2012, the Partnership estimated, based on the current foreign exchange rates, that it would reclassify approximately ($0.1) million of net losses on foreign currency forward contracts from accumulated other comprehensive income to earnings during the next 12 months.

Realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the consolidated statements of income (loss). The effect of the gains (losses) on these derivatives on the consolidated statements of income (loss) for the years ended 2012, 2011, and 2010 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(58,596)	(58,475)	(49,224)
Foreign currency forward contracts	2,969	4,704	(1,029)

	(55,627)	(53,771)	(50,253)

Unrealized gains (losses) relating to:
Interest rate swaps	26,100	(100,306)	(10,408)
Foreign currency forward contracts	3,178	(5,667)	4,995

	29,278	(105,973)	(5,413)

Total realized and unrealized (losses) gains on derivative instruments	(26,349)	(159,744)	(55,666)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized gains	2,992	2,881	198
Unrealized gains (losses)	10,700	(1,581)	4,031

Total realized and unrealized gains on cross currency swaps	13,692	1,300	4,229

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
14.	Income Taxes

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2012	December 31, 2011
	$	$
Deferred tax assets:
Tax losses carried forward(1)	197,912	169,125
Provisions	2,045	1,353
Other	8,129	—
Unfavorable contract	—	35,491

Total deferred tax assets:	208,086	205,969

Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	3,792	3,178

Total deferred tax liabilities	64,059	88,872

Net deferred tax assets	144,027	117,097

Valuation allowance	(135,079)	(116,706)

Net deferred tax assets(2)	8,948	391

Disclosed in:

Deferred tax asset	8,948	391

(1)	The net operating losses carried forward of $702.3 million are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.
(2)	The change in the net deferred tax assets is related to the change in temporary differences and foreign exchange gains.

The components of the provision for income taxes are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Current	1,669	(7,293)	(6,038)
Deferred	8,808	614	15,756

Income tax recovery (expense)	10,477	(6,679)	9,718

The Partnership operates in countries that have differing tax laws and rates. Consequently a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Net income (loss) before taxes	102,988	(66,389)	52,537
Net income (loss) not subject to taxes	85,588	(90,448)	(121,917)

Net income (loss) subject to taxes	17,400	24,059	174,454

At applicable statutory tax rates	(6,292)	6,812	43,139
Permanent differences	(12,245)	(11,444)	(44,706)
Adjustments related to currency differences	6,476	(14,044)	(9,514)
Temporary differences for which no deferred tax asset was recognized	23	705	1,363
Valuation allowance	1,600	24,673	—
Prior year current taxes accrued	(39)	(23)	—

Tax (recovery) expense related to current year	(10,477)	6,679	(9,718)

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2012, 2011, and 2010:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Balance of unrecognized tax benefits as at January 1,	6,231	5,929	5,516
Decreases for positions related to prior years	(2,539)	(122)	—
Increases for positions related to the current year	—	424	413

Balance of unrecognized tax benefits as at December 31,	3,692	6,231	5,929

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2008 through 2012 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above were not material.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
15.	Commitments and Contingencies

a)	The Partnership may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Partnership believes that any adverse outcome, individually or in the aggregate, of any existing claims would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers or Teekay Corporation.

On November 13, 2006, the Partnership’s shuttle tanker, the Navion Hispania, collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Partnership. The Navion Hispania and the Njord Bravo both incurred damage as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL), a subsidiary of the Partnership, and two subsidiaries of Teekay Corporation were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo) and various licensees in the Njord field. The Plaintiffs sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately $38.3 million). The Stavanger District Court found that NOL is liable for damages except for damages related to certain indirect or consequential losses. The court also found that Statoil ASA is liable to NOL for the same amount of damages to NOL. The parties have appealed the decision. As a result of the judgment, as at December 31, 2012 and 2011, the Partnership has recognized a liability of NOK 76,000,000 (approximately $13.7 million, which is a reduced amount in accordance with the court’s decision to exclude a large part of the indirect or consequential losses) to the Plaintiffs and a corresponding receivable from Statoil recorded in other liabilities and other assets, respectively.

The Partnership believes the likelihood of any losses relating to the claim is remote. The Partnership believes that the charter contract relating to the Navion Hispania requires that Statoil be responsible and indemnify the Partnership for all losses relating to the damage to the Njord Bravo. The Partnership and Teekay Corporation also maintain protection and indemnity insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. The Partnership believes that these insurance policies will cover the costs related to this incident, including any costs not indemnified by Statoil, subject to standard deductibles. In addition, Teekay Corporation has agreed to indemnify the Partnership for any losses it may incur in connection with this incident.

b)	During 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The equity issuance resulted in a dilution loss of $7.4 million. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at December 31, 2012.

c)	In June 2011, the Partnership entered into a new long-term contract with a subsidiary of BG Group plc (or BG) to provide shuttle tanker services in Brazil. The contract with BG will be serviced by four newbuilding shuttle tankers to be constructed by Samsung Heavy Industries in South Korea for a total cost of approximately $446 million (excluding capitalized interest and miscellaneous construction costs). As at December 31, 2012, payments made towards these commitments totaled $122.7 million and the remaining payments required to be made under these newbuilding contracts are $323.3 million (2013). Upon their scheduled delivery in mid-to-late 2013, the vessels will commence operations under 10-year, fixed-rate time-charter-out contracts. The contract with BG also includes certain extension options and vessel purchase options exercisable by the charterer.

d)	On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. As a result, on October 1, 2012, the partnership paid an additional $5.9 million to Teekay Corporation (see notes 4 and 12i).

e)	In November 2011, Teekay Corporation agreed to acquire from Sevan Marine ASA (or Sevan) the Voyageur Spirit (formerly known as the Sevan Voyageur) FPSO unit upon the completion of certain upgrades, which were completed in the fourth quarter of 2012, and commencement of the unit’s charter contract, which is expected to be in April 2013. In September 2012, the Partnership agreed to acquire the Voyageur Spirit FPSO unit from Teekay Corporation at a purchase price of approximately $540 million, subject to financing. This acquisition is expected to take place upon commencement of the unit’s charter contract. The Voyageur Spirit will operate on the Huntington Field in the North Sea under a five-year firm period contract with E.ON Ruhrgas UK E&P Limited, plus extension options. The Partnership expects to finance the acquisition through the assumption of a new $330 million debt facility secured by the asset, a portion of the proceeds from the Partnership’s public offering completed in September 2012 and a $40 million equity private placement of common units to Teekay Corporation.

f)

In November 2012, the Partnership agreed to acquire a 2010-built HiLoad Dynamic Positioning (or DP) unit from Remora AS (or Remora), a Norway-based offshore marine technology company, for a total purchase price of approximately $55 million, including modification costs. The HiLoad DP unit is a self-propelled dynamic positioning system that attaches to and keeps conventional tankers in position when loading from offshore installations. The transaction is subject to finalizing a ten-year time-charter contract with Petroleo Brasileiro SA (or Petrobras) in Brazil. The acquisition of the HiLoad DP unit is expected to be completed in the second quarter of 2013 and the unit is expected to commence operating at its full time-charter rate in early 2014 once modifications, delivery of the DP unit to Brazil, and operational testing have been completed. As part of the transaction, Teekay Corporation has also agreed to invest approximately $4.4 million to acquire a 49.9% ownership interest in a recapitalized Remora. In addition, the Partnership will enter into an omnibus agreement with Remora which will provide the Partnership with the right of first refusal to acquire future HiLoad projects developed by Remora.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Accounts receivable	(8,750)	(13,788)	13,189
Prepaid expenses and other assets	6,075	(6,139)	5,680
Accounts payable and accrued liabilities	35	(8,716)	23,526
Advances (to) from affiliate	(14,807)	17,347	(7,931)

	(17,447)	(11,296)	34,464

b)	Cash interest paid (including interest paid by the Dropdown Predecessor and realized losses on interest rate swaps) during the years ended December 31, 2012, 2011, and 2010 totaled $102.1 million, $91.1 million, and $80.5 million, respectively.

c)	Taxes paid (including taxes paid by the Dropdown Predecessor) during the years ended December 31, 2012, 2011, and 2010 totaled $5.7 million, $4.8 million and $1.1 million, respectively.

d)	The Partnership’s consolidated statement of cash flows for the years ended December 31, 2011 and 2010 reflect the Dropdown Predecessors as if the Partnership had acquired the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation. For non-cash changes related to the Dropdown Predecessors, see note 12.

e)	The contribution from the non-controlling interest owner described in note 15b has been treated as a non-cash transaction in the Partnership’s consolidated statement of cash flows.

f)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Peary Spirit (note 12f)	—	(37,729)	—
Scott Spirit (note 12i)	—	(22,954)	—
Falcon Spirit (net of cash acquired of $2.8 million) (note 12b)	—	—	(14,099)
Rio das Ostras (net of cash acquired of $17.7 million) (note 12c)	—	—	(58,721)
Amundsen Spirit (note 12d)	—	—	(17,671)
Nansen Spirit (note 12e)	—	—	(16,560)

	—	(60,683)	(107,051)

g)	Contribution (distribution) of capital from (to) Teekay Corporation to (from) the Dropdown Predecessor is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Relating to Scott Spirit (note 12i)	—	2,305	—
Relating to Falcon Spirit (note 12b)	—	—	3,608
Relating to Rio das Ostras (note 12c)	—	—	(2,791)
Relating to Amundsen Spirit (note 12d)	—	—	3,496

	—	2,305	4,313

Partners' Equity and Net Income (Loss) Per Unit	12 Months Ended
Dec. 31, 2012
Partners' Equity and Net Income (Loss) Per Unit
17.	Partners’ Equity and Net Income (Loss) Per Unit

At December 31, 2012, of the Partnership’s total limited partner units outstanding, 72.1% were held by the public. The remaining units, as well as the 2% general interest, were held by a subsidiary of Teekay Corporation.

Limited Partners’ Rights

Significant rights of the limited partners include the following:

•	Right to receive distribution of available cash within approximately 45 days after the end of each quarter.

•	No limited partner shall have any management power over the Partnership’s business and affairs; the general partner shall conduct, direct and manage our activities.

•

The General Partner may be removed if such removal is approved by unitholders holding at least 66 2/3% of the outstanding units voting as a single class, including units held by the General Partner and its affiliates.

Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98%	2%
Above $0.4025 up to $0.4375	85%	15%
Above $0.4375 up to $0.525	75%	25%
Above $0.525	50%	50%

During the year ended December 31, 2012, cash distributions exceeded $0.4025 per unit and, consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per unit calculation.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.

Net Income (Loss) Per Unit

Net income (loss) per unit is determined by dividing net income (loss), after deducting the amount of net income (loss) attributable to the Dropdown Predecessor, the non-controlling interests and the General Partner’s interest, by the weighted-average number of units outstanding during the applicable period.

The General Partner’s and common unitholders’ interests in net income (loss) are calculated as if all net income (loss) was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income (loss); rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Partnership’s board of directors to provide for the proper conduct of the Partnerships’ business including reserves for maintenance and replacement capital expenditure and anticipated capital requirements. Unlike available cash, net income (loss) is affected by non-cash items such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency translation gains and losses.

The Partnership allocates the Limited Partners’ interest in net income (loss), including both distributed and undistributed net income (loss), between continuing operations and discontinued operations based on the proportion of net income (loss) from continuing and discontinued operations to total net income (loss).

Public and Private Offerings

The following table summarizes the issuances of common units over the three years ending December 31, 2012:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds (1)	Net Proceeds	Teekay Corporation’s Ownership After the Offering(2)	Use of Proceeds
				(in millions of U.S. Dollars)
March 2010	Public	5,060,000	$19.48	100.6	95.5	35.92%	Repayment of vendor financing and finance the acquisition of the Falcon Spirit FSO unit
August 2010	Public	6,037,500	$22.15	136.5	130.8	31.72%	Prepayment of revolving credit facilities
December 2010	Public	6,440,000	$27.84	182.9	175.2	28.26%	Prepayment of revolving credit facilities
March 2011	Private	7,562,814	$29.32	226.3	226.3	36.90%	Consideration for acquisition of remaining 49% in OPCO
July 2011	Private	713,266	$28.04	20.4	20.4	36.51%	Partially finance shipyard installments for four newbuilding shuttle tankers
November 2011	Private	7,112,974	$23.90	173.5	173.2	33.03%	Finance the purchase of the Piranema Spirit FPSO unit
July 2012	Private	1,700,022	$26.47	45.9	45.8	32.30%	Partially finance shipyard installments for four newbuilding shuttle tankers
September 2012	Public	7,778,832	$27.65	219.5	211.4	29.36%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Acquisition of Piranema Spirit	12 Months Ended
Dec. 31, 2012
Acquisition of Piranema Spirit
18.	Acquisition of Piranema Spirit

On November 30, 2011, the Partnership acquired a 100% of the shares of Piranema Production AS from Sevan Marine ASA for a total purchase price of $164.3 million. The purchase price was paid in cash and was financed through the concurrent issuance of 7.1 million common units. Piranema Production AS owns the 2007-built Piranema Spirit FPSO unit, which is operating under a long-term charter, with cost escalation clauses, to Petrobras on the Piranema field located offshore Brazil. The firm period of the charter expires in March 2018, however Petrobras has up to 11 one-year extension options.

The acquisition of the Piranema Spirit FPSO unit was accounted for using the purchase method of accounting, based upon estimates of fair value. The purchase price allocation adjustments were finalized in late 2012 and there were no changes to the preliminary fair values of the assets acquired and liabilities assumed by the Partnership. Operating results of the Piranema Spirit FPSO unit are reflected in these financial statements commencing November 30, 2011, the effective date of acquisition. During December 2011, the Partnership recognized $4.8 million of revenue and $1.5 million of net income resulting from its acquisition of the Piranema Spirit.

The following table summarizes the fair values of the assets acquired and liabilities assumed by the Partnership.

(in thousands of U.S. dollars)	As at November 30, 2011 $
ASSETS
Cash and cash equivalents	2,439
Other current assets	5,308
Vessels and equipment	292,242
Other assets - long-term	659

Total assets acquired	300,648

LIABILITIES
Current liabilities	8,458
In-process revenue contracts	127,900

Total liabilities assumed	136,358

Net assets acquired	164,290

Cash consideration	164,290

Net cash consideration	161,851

The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2011 and 2010, giving effect to the acquisition of a 100% interest in the Piranema Spirit FPSO unit as if it had taken place on January 1, 2010:

(in thousands of U.S. dollars, except per unit data)	Pro Forma Year ended December 31, 2011 (unaudited) $	Pro Forma Year ended December 31, 2010 (unaudited) $
Revenues	1,000,209	955,083
Net (loss) income	(98,030)	76,449
Limited partners’ interest in net (loss) income per common unit – basic	(1.60)	0.99
Limited partners’ interest in net (loss) income per common unit – diluted	(1.60)	0.99

Loss on Sale and Write down of Vessels	12 Months Ended
Dec. 31, 2012
Loss on Sale and Write down of Vessels
19.	Loss on Sale and Write down of Vessels

In 2012, four of the Partnership’s conventional crude oil tankers were written down to their estimated fair value. In the second and fourth quarters of 2012, the Hamane Spirit and Torben Spirit, respectively, which were written down in 2011 and classified as held-for-sale as at December 31, 2011, were further written down to their estimated fair value upon sale. The Partnership also received a fee from Teekay Corporation of $14.7 million relating to the early termination of the time-charter contract associated with the Hamane Spirit, which is recorded in net income (loss) from discontinued operations. In the fourth quarter of 2012, the Luzon Spirit, which was written down in 2011, was further written down to its estimated fair value upon sale. In the fourth quarter of 2012, the Leyte Spirit, which was written down in 2011, was further written down to its estimated fair value and classified as held-for-sale as of December 31, 2012. In 2012, five of the Partnership’s shuttle tankers were written down to their estimated fair value. In the third quarter of 2012, a 1993-built shuttle tanker was written down to its estimated fair value due to a change in the operating plan for the vessel. In the third and fourth quarters of 2012, two shuttle tankers, which were written down in 2011, were further written down to their estimated fair value upon sale in 2012. In the fourth quarter of 2012, the 1992-built shuttle tanker, the Basker Spirit, which was written down in 2010, was further written down to its estimated fair value and classified as held-for-sale at December 31, 2012. In the fourth quarter of 2012, a 1992-built shuttle tanker was written down to its estimated fair value using discounted cash flows. The write-down was caused by the combination of the age of the vessel, the requirements of trading in the North Sea and Brazil and the weak tanker market. The estimated fair value for each of the other eight vessels written down in 2012 was determined using an appraised value.

In 2011, five of the Partnership’s conventional crude oil tankers were written down to their estimated fair value. In August 2011, the charter contract of the Scotia Spirit was terminated and the vessel was sold. Prior to the sale, the vessel was classified as held-for-sale. In the third quarter of 2011, the Partnership wrote-down two conventional tankers, the Luzon Spirit and Leyte Spirit, due to the expiration of their time-charter contracts in December 2011 and the expectation that the vessels would be temporarily laid-up during 2012. In the fourth quarter of 2011, the Partnership decided to sell the Hamane Spirit and the Torben Spirit and to terminate their existing charter contracts concurrently with the sale. These vessels were classified as held-for-sale at December 31, 2011 and ultimately sold in 2012. The impairments for the five conventional crude oil tankers were the result of a weak tanker market, which has largely been caused by an over-supply of vessels relative to demand and a general decline in the future outlook for conventional tanker shipping. In 2011, three of the Partnership’s older shuttle tankers were written down to their estimated fair value. The write-down was caused by the combination of the age of the vessels, the requirements of trading in the North Sea and Brazil and the weak tanker market. In 2011, two of the Partnership’s FSO units, were written down to their estimated fair value. The Karratha Spirit was sold and the Navion Saga was written down due to escalating dry-dock costs and increased operating costs. The estimated fair value of the Navion Saga was determined using discounted cash flows. The estimated fair value for each of the other nine vessels written down in 2011 was determined using an appraised value.

In 2010, a 1992-built shuttle tanker, the Basker Spirit, was written down to its estimated fair value, using an appraised value, in conjunction with the termination of the charter contract for this vessel that was effective in early-2011.

See Note 5 – Segment Reporting for the total write down of vessels and total loss on sale of vessels by segment for 2012, 2011 and 2010.

The operations of the Scotia Spirit, Hamane Spirit, Torben Spirit, Luzon Spirit and Leyte Spirit prior to December 31, 2012 were reported within the conventional tanker segment. The following table summarizes the net income (loss) from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
REVENUES	38,057	75,560	59,883

OPERATING EXPENSES
Voyage expenses	10,573	19,075	11,593
Vessel operating expenses	6,556	12,212	13,315
Depreciation and amortization	1,248	11,227	15,480
General and administrative	1,954	2,023	2,022
Write down of vessels	1,693	54,069	—
Loss on sale of vessels	5,982	—	—

Total operating expenses	28,006	98,606	42,410

Income from vessel operations	10,051	(23,046)	17,473

OTHER ITEMS
Interest expense	(531)	(681)	(835)
Foreign currency exchange loss	—	—	(30)
Other income - net	30	(76)	—

Total other items	(501)	(757)	(865)

Net income (loss) from discontinued operations	9,550	(23,803)	16,608

Change in Accounting Estimate	12 Months Ended
Dec. 31, 2012
Change in Accounting Estimate
20.	Change in Accounting Estimate

Effective January 1, 2012, the Partnership reduced the estimated useful life of six of its older shuttle tankers from 25 years to 20 years. As a result of the change in useful life, the Partnership increased its estimate of the residual value of these vessels to reflect the more recent average scrap prices. As a result, depreciation and amortization expense has increased by $14.9 million and net income attributable to partners has decreased by $10.8 million, or $0.15 per unit, for the year ended December 31, 2012.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
21.	Subsequent Events

a)	In January 2013, the Partnership sold a 1992-built conventional tanker for net proceeds of $6.3 million. As at December 31, 2012, this vessel was classified as held-for-sale and its carrying value was written down to its estimated fair value. The Partnership’s consolidated statement of income (loss) for the year ended December 31, 2012 includes a $1.7 million write-down related to this vessel.

b)	In January 2013, the Partnership sold a 1992-built shuttle tanker for net proceeds of $7.0 million. As at December 31, 2012, this vessel was classified as held-for-sale and its carrying value was written down to its estimated fair value. The Partnership’s consolidated statement of income (loss) for the year ended December 31, 2012 includes a $1.2 million write-down related to this vessel.

c)	In January 2013, the Partnership issued in the Norwegian bond market NOK 1,300 million in senior unsecured bonds. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). The aggregate principal amount of the bonds is equivalent to approximately $233 million and all interest and principal payments were swapped into U.S. dollars at a fixed rate of 4.80% on the tranche maturing in 2016 and 5.93% on the tranche maturing in 2018. In connection with this transaction, the Partnership repurchased NOK 388.5 million of the existing NOK 600 million Partnership bond issue maturing in November 2013. The Partnership used the remaining net proceeds of approximately $167 million to reduce portion of amounts outstanding under the Partnership’s revolving credit facilities and for general partnership purposes. The Partnership will apply to list the bonds on the Oslo Stock Exchange.

d)	In February 2013, the Partnership made a partial prepayment of $150.0 million to Teekay Corporation in connection with the acquisition of the Voyageur Spirit FPSO unit. Teekay Corporation will pay the Partnership interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds. Teekay Corporation is obligated to repay the Partnership the full amount of prepaid funds, plus accrued interest, if the acquisition does not close before April 30, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 2). As discussed in note 19, the Partnership disposed of certain conventional tankers during the period. The Partnership has retrospectively adjusted its prior period consolidated financial statements to comparably classify the amounts related to the operations of these conventional tankers as discontinued operations.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the balance sheet and accompanying notes. Actual results may differ from those estimates.

The Partnership presents non-controlling ownership interests in subsidiaries in the consolidated financial statements within the equity section, but separate from the Partners’ equity. However, in instances in which certain redemption features that are not solely within the control of the issuer are present, classification of non-controlling interests outside of permanent equity is required. The holder of the non-controlling interest of one of the Partnership’s subsidiaries holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest (see note 15b). As a result, the non-controlling interest that is subject to this redemption feature is not included on the Partnership’s consolidated balance sheet as part of the total equity and is presented as redeemable non-controlling interest above the equity section but below the liabilities section on the Partnership’s consolidated balance sheet.

Certain of the comparative figures have been reclassified to conform with the presentation adopted in the current period relating to the reclassification of certain financing cash flow items into other financing cash flows on the Partnership’s consolidated statements of cash flows.

Foreign Currency

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership and its subsidiaries is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income (loss).

Operating Revenues

Operating revenues

The Partnership recognizes revenues from time charters and bareboat charters daily over the term of the charter as the applicable vessel operates under the charter. The Partnership does not recognize revenue during days that the vessel is off hire. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. Receipt of incentive-based revenue from the Partnership’s floating, production, storage and offloading (or FPSO) units is dependent upon its operating performance and such revenue is recognized when earned by fulfillment of the applicable performance criteria. Time-charter contracts that are accounted for as direct financing leases are reflected on the balance sheets as net investments in direct financing leases. The lease revenue is recognized on an effective interest rate method over the lease term and is included in revenues. All other revenues from voyage charters are recognized on a percentage of completion method. The Partnership used a discharge-to-discharge basis in determining percentage of completion for all voyage charters, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned and incurred, respectively, in subsequent periods.

Operating Expenses

Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and Cash Equivalents	Cash and cash equivalents The Partnership classifies all highly liquid investments with an original maturity date of three months or less when purchased as cash and cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Partnership believes that the receivable will not be recovered.

Vessels and Equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 20 to 25 years for conventional and shuttle tankers and 20 to 25 years for FPSO units, commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessel for the estimated useful life. Floating storage and off take (or FSO) units are depreciated over the term of the contract. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2012, 2011, and 2010, totalled $161.2 million, $146.2 million, and $142.7 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2012, 2011, and 2010 totaled $1.5 million, $5.9 million and $10.9 million, respectively.

Generally, the Partnership dry docks each shuttle tanker and conventional oil tanker every two and a half to five years. FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2012, 2011, and 2010 is summarized as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Balance at beginning of the year	60,158	71,349	86,134
Cost incurred for dry docking	19,101	24,507	24,869
Dry-docking amortization	(27,354)	(34,466)	(39,654)
Write down / sale of capitalized dry-dock expenditure	(5,996)	(1,232)	—

Balance at end of the year	45,909	60,158	71,349

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Direct Financing Leases

Direct financing leases

The Partnership employs a number of vessels on long-term time charters and assembles, installs, operates and leases equipment that reduces volatile organic compound emissions (or VOC equipment) during loading, transportation and storage of oil and oil products. The long-term time charters and the leasing of some VOC equipment are accounted for as direct financing leases, with lease payments received by the Partnership being allocated between the net investment in the lease and other income using the effective interest method so as to produce a constant periodic rate of return over the lease term.

Debt Issuance Costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented as other non-current assets and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

The Partnership’s intangible assets are amortized over their respective lives with the amount amortized each year being weighted based on the projected revenue to be earned under the contracts.

Derivative Instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership does not apply hedge accounting to its derivative instruments, except for certain foreign exchange currency contracts and certain types of interest rate swaps that it may enter into the future (see note 13).

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of income (loss). The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the consolidated statements of income (loss). If a cash flow hedge is terminated and the originally hedged items is still considered possible of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of income (loss). If the hedged items are no longer possible of occurring, amounts recognized in equity are immediately transferred to the earnings line item in the consolidated statements of income (loss). Gains and losses from the Partnership’s hedge accounted foreign currency forward contracts are recorded primarily in vessel operating expenses and general and administrative expenses.

For derivative financial instruments that are not designated or that do not qualify as accounting hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized gains (losses) on derivative instruments in the consolidated statements of income (loss). Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange gain (loss) in the consolidated statements of income (loss).

Employee Pension Plans

Employee pension plans

The Dropdown Predecessor has defined benefit pension plans covering certain of its employees. The Dropdown Predecessor accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plan is recognized as assets or liabilities in the consolidated balance sheets. Gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs in the current period are recognized as a component of accumulated other comprehensive income (loss).

Income Taxes

Income taxes

The Partnership’s Norwegian, Australian and Brazilian subsidiaries are subject to income taxes. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented:

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Total $
Balance as at December 31, 2009	765	(1,477)	(712)

Other comprehensive income (loss)	109	(909)	(800)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)	(129)	2,386	2,257

Balance as at December 31, 2010	745	—	745

Other comprehensive loss	(2,461)	—	(2,461)
Purchase of 49% of Teekay Offshore
Operating L.P.	1,162	—	1,162

Balance as at December 31, 2011	(554)	—	(554)

Other comprehensive income	496	—	496

Balance as at December 31, 2012	(58)	—	(58)

Fair Value Measurement

In January 2012, the Partnership adopted an amendment to FASB ASC 820, Fair Value Measurement, which clarifies or changes the application of existing fair value measurements, including: that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this standard did not have an impact on the Partnership’s consolidated financial statements other than the disclosures as presented in note 4 – Financial Instruments.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2012, 2011, and 2010 is summarized as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Balance at beginning of the year	60,158	71,349	86,134
Cost incurred for dry docking	19,101	24,507	24,869
Dry-docking amortization	(27,354)	(34,466)	(39,654)
Write down / sale of capitalized dry-dock expenditure	(5,996)	(1,232)	—

Balance at end of the year	45,909	60,158	71,349

Changes in Component of Accumulated Other Comprehensive Income (Loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented:

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Total $
Balance as at December 31, 2009	765	(1,477)	(712)

Other comprehensive income (loss)	109	(909)	(800)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)	(129)	2,386	2,257

Balance as at December 31, 2010	745	—	745

Other comprehensive loss	(2,461)	—	(2,461)
Purchase of 49% of Teekay Offshore
Operating L.P.	1,162	—	1,162

Balance as at December 31, 2011	(554)	—	(554)

Other comprehensive income	496	—	496

Balance as at December 31, 2012	(58)	—	(58)

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis using Significant Unobservable Inputs (Level 3)

Changes in fair value during the year ended December 31, 2012 and 2011, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit (see note 12i), that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Year Ended
	December 31, 2012	December 31, 2011
	$	$
Fair value at beginning of period	(10,894)	—
Initial liability included in Partners’ equity	—	(10,082)
Partial settlement of liability	5,870	—
Unrealized loss included in Other income - net	(657)	(812)

Fair value at end of period	(5,681)	(10,894)

Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents	Level 1	206,339	206,339	179,934	179,934
Contingent consideration	Level 3	(5,681)	(5,681)	(10,894)	(10,894)
Derivative instruments (note 13)
Interest rate swap agreements	Level 2	(270,731)	(270,731)	(297,979)	(297,979)
Cross currency swap agreement	Level 2	13,435	13,435	2,677	2,677
Foreign currency forward contracts	Level 2	2,153	2,153	(1,078)	(1,078)

Non-Recurring:
Vessels held for sale	Level 2	13,250	13,250	19,000	19,000
Vessels and equipment (note 19)	Level 3	17,979	17,979	—	—
Vessels and equipment (note 19)	Level 2	—	—	42,848	42,848

Other:
Long-term debt - public (note 8)	Level 1	(215,641)	(221,086)	(100,417)	(100,969)
Long-term debt - non-public (note 8)	Level 2	(1,553,991)	(1,452,136)	(1,928,659)	(1,800,110)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Direct financing leases	Payment activity	Performing	33,215	50,306

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Percentage of Consolidated Revenues

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(U.S. dollars in millions)	2012	2011	2010
Petrobras Transporte S.A (1)	$259.3 or 28%	$211.8 or 24%	$179.6 or 21%
Statoil ASA (2)	$198.0 or 21%	$206.0 or 24%	$236.0 or 28%
Talisman Energy Inc(3)	$123.0 or 13%	$113.1 or 13%	$106.2 or 13%
Teekay Corporation (4)(5)	$89.1 or 10%	$94.8 or 11%	$81.1 or 10%

(1)	Shuttle tanker and FPSO segments
(2)	Shuttle tanker segment
(3)	FPSO segment
(4)	Shuttle tanker, conventional tanker and FSO segments
(5)	Excludes the results of five conventional tankers as they have been determined to be discontinued operations.

Segment Results as Presented in Consolidated Financial Statements

The following tables include results for these segments for the periods presented in these consolidated financial statements.

Year ended December 31, 2012	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	569,519	231,688	62,029	62,901	926,137
Voyage expenses	104,394	—	11,317	400	116,111
Vessel operating expenses	135,993	100,668	11,663	36,388	284,712
Time-charter hire expense	56,989	—	—	—	56,989
Depreciation and amortization	122,921	50,905	10,519	9,038	193,383
General and administrative (1)	45,110	22,395	3,189	3,705	74,399
Write down of vessels	23,430	—	—	—	23,430
Loss on sale of vessels	1,112	—	—	—	1,112
Restructuring charge	647	—	468	—	1,115

Income from vessel operations	78,923	57,720	24,873	13,370	174,886

Expenditures for vessels and equipment(2)	83,491	3,055	598	264	87,408
Expenditures for dry docking	14,977	—	70	4,054	19,101

Year ended December 31, 2011	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	573,296	173,836	63,638	62,731	873,501
Voyage expenses	95,864	—	9,125	1,388	106,377
Vessel operating expenses	161,890	76,716	10,887	30,470	279,963
Time-charter hire expense	74,478	—	—	—	74,478
Depreciation and amortization	115,637	37,496	11,341	12,009	176,483
General and administrative(1)	49,444	15,474	2,809	3,779	71,506
Write down of vessels	28,270	—	—	8,598	36,868
Loss on sale of vessels	—	—	—	171	171
Restructuring charge	1,227	—	—	2,697	3,924

Income from vessel operations	46,486	44,150	29,476	3,619	123,731

Expenditures for vessels and equipment(2)	130,363	16,038	2,313	(234)	148,480
Expenditures for dry docking	16,892	—	670	6,945	24,507

Year ended December 31, 2010	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	559,547	151,851	54,967	74,298	840,663
Voyage expenses	104,460	—	8,160	888	113,508
Vessel operating expenses	143,766	66,157	10,424	35,214	255,561
Time-charter hire expense	89,795	—	—	—	89,795
Depreciation and amortization	111,157	35,400	12,042	16,262	174,861
General and administrative (1)	42,526	12,388	2,479	3,799	61,192
Write down of vessels	9,441	—	—	—	9,441
Restructuring charge	119	—	—	—	119

Income from vessel operations	58,283	37,906	21,862	18,135	136,186

Expenditures for vessels and equipment(2)	32,012	6,428	1,179	1,026	40,645
Expenditures for dry docking	13,382	—	11,487	—	24,869

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)	Excludes non-cash investing activities (see note 16).

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2012	December 31, 2011
	$	$
Shuttle tanker segment	1,758,619	1,805,639
FPSO segment	752,835	786,391
Conventional tanker segment	178,172	223,388
FSO segment	79,629	101,422
Unallocated:
Cash and cash equivalents	206,339	179,934
Other assets	77,797	47,955

Consolidated total assets	3,053,391	3,144,729

Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

As at December 31, 2012, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(109,153)	15,097
Customer contracts (FPSO segment)	353	(313)	40
Other intangible assets (FPSO segment)	390	—	390

	124,993	(109,466)	15,527

As at December 31, 2011, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(103,116)	21,134
Customer contracts (FPSO segment)	353	(233)	120
Other intangible assets (FPSO segment)	390	—	390

	124,993	(103,349)	21,644

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $

Voyage and vessel	59,772	58,406
Interest	14,713	14,787
Payroll and benefits	9,864	9,295

	84,349	82,488

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
	December 31, 2012 $		December 31, 2011 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018		812,509		1,246,360
Norwegian Kroner Bonds due in 2013 and 2017		215,641		100,417
U.S. Dollar-denominated Term Loans due through 2018		213,993		238,867
U.S. Dollar-denominated Term Loans due through 2023		527,489		443,432

		1,769,632		2,029,076
Less current portion		248,385		229,365

Total		1,521,247		1,799,711

Other Income - Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income - Net

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Volatile organic compound emissions plant lease income (note 9)	1,259	3,093	4,978
Miscellaneous	277	588	1,832

Other income - net	1,536	3,681	6,810

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Revenues (Expenses) from Related Party Transactions
Revenues (expenses) from such related party transactions were as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Revenues(1)	89,075	94,751	81,105
Vessel operating expenses(2)	(5,148)	(5,562)	(4,976)
General and administrative(3)(4)	(60,296)	(59,459)	(48,716)
Interest expense(5)	(392)	(316)	(4,199)
Realized and unrealized loss on derivative instruments(6)	—	(12,186)	(5,658)
OCI(7)	—	—	131
Related party transactions from discontinued operations(8)	35,197	72,737	58,674

(1)	Revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation. The year ended December 31, 2011 includes $1.2 million recovered from Teekay Corporation for penalties accrued in respect of the Rio das Ostras which relate to a period prior to the acquisition of the unit by the Partnership.
(2)	Crew training fees charged by Teekay Corporation.
(3)	Commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Amounts are net of $4.9 million, $3.5 million and $3.8 million, respectively, during the years ended December 31, 2012, 2011, and 2010, of management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation during the year ended December 31, 2012, interest paid to Teekay Corporation for financing the Partnership’s acquisition of an FPSO unit during the year ended December 31, 2010 and interest allocated from Teekay Corporation as a result of the Dropdown Predecessor during the years ended December 31, 2011 and 2010.
(6)	Realized/Unrealized losses on interest rate swaps allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(7)	Other comprehensive income (or OCI) relating to hedging and designated foreign currency forward contracts allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(8)	Related party transactions relating to five conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above; crew training fees charged by Teekay Corporation accounted for as vessel operating expenses; and commercial, technical, strategic and business development management fees charged by Teekay Corporation.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Foreign Currency Forward Contracts

As at December 31, 2012, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars)		Average Forward	Expected Maturity 2013
	(thousands)	Hedge	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	195,000	1	2,044	5.94	32,848
British Pound	1,500	—	115	0.65	2,322
Euro	1,800	—	(7)	0.76	2,382

		1	2,152		37,552

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at December 31, 2012, the Partnership was committed to the following cross currency swaps:

Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Fair Value /
Amount NOK	Amount USD	Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable	Asset (Liability)	Remaining Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		9,890	0.9
600,000	101,400	NIBOR	5.75%				7.49%	3,545	4.1

								13,435

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Swap Agreements

As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	900,000	(202,498)	11.5	4.7
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	507,458	(67,451)	6.9	4.0
U.S. Dollar-denominated interest rate swaps(2)(4)	LIBOR	98,500	(782)	0.9	1.1

		1,505,958	(270,731)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2012, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Notional amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts Receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2012
Foreign currency contracts – cash flow hedges	—	1	—	—	—	—
Foreign currency contracts – not designated as hedges	—	2,159	—	—	(7)	—
Cross currency swap - not designated as hedges	284	10,238	2,913	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap - not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

Effective Portion of Gains (Losses) on Foreign Currency Contracts

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were recognized in (1) other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

	Year Ended December 31, 2012				Year Ended December 31, 2011
Balance Sheet (AOCI)	Statement of Income (Loss)			Balance Sheet (AOCI)	Statement of (Loss) Income
Effective Portion $	Effective Portion $	Ineffective Portion $		Effective Portion $	Effective Portion $	Ineffective Portion $
713	—	—	Vessel operating expenses	319	833	(300)	Vessel operating expenses
	217	(440)	General and administrative expenses		1,512	(6)	General and administrative expenses

713	217	(440)		319	2,345	(306)

	Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion $	Effective Portion $	Ineffective Portion $
(3,154)	34	(2,819)	Vessel operating expenses
	(3,277)	(1,417)	General and administrative expenses

(3,154)	(3,243)	(4,236)

Effect of Gains (Losses) on Derivatives

The effect of the gains (losses) on these derivatives on the consolidated statements of income (loss) for the years ended 2012, 2011, and 2010 is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(58,596)	(58,475)	(49,224)
Foreign currency forward contracts	2,969	4,704	(1,029)

	(55,627)	(53,771)	(50,253)

Unrealized gains (losses) relating to:
Interest rate swaps	26,100	(100,306)	(10,408)
Foreign currency forward contracts	3,178	(5,667)	4,995

	29,278	(105,973)	(5,413)

Total realized and unrealized (losses) gains on derivative instruments	(26,349)	(159,744)	(55,666)

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss)
The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Realized gains	2,992	2,881	198
Unrealized gains (losses)	10,700	(1,581)	4,031

Total realized and unrealized gains on cross currency swaps	13,692	1,300	4,229

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Partnership's Deferred Tax Assets and Liabilities

	December 31, 2012	December 31, 2011
	$	$
Deferred tax assets:
Tax losses carried forward(1)	197,912	169,125
Provisions	2,045	1,353
Other	8,129	—
Unfavorable contract	—	35,491

Total deferred tax assets:	208,086	205,969

Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	3,792	3,178

Total deferred tax liabilities	64,059	88,872

Net deferred tax assets	144,027	117,097

Valuation allowance	(135,079)	(116,706)

Net deferred tax assets(2)	8,948	391

Disclosed in:

Deferred tax asset	8,948	391

(1)	The net operating losses carried forward of $702.3 million are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.
(2)	The change in the net deferred tax assets is related to the change in temporary differences and foreign exchange gains.

Components of the Provision for Income Taxes

The components of the provision for income taxes are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Current	1,669	(7,293)	(6,038)
Deferred	8,808	614	15,756

Income tax recovery (expense)	10,477	(6,679)	9,718

Reconciliations of Income Tax Rate and Actual Tax Charge
Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Net income (loss) before taxes	102,988	(66,389)	52,537
Net income (loss) not subject to taxes	85,588	(90,448)	(121,917)

Net income (loss) subject to taxes	17,400	24,059	174,454

At applicable statutory tax rates	(6,292)	6,812	43,139
Permanent differences	(12,245)	(11,444)	(44,706)
Adjustments related to currency differences	6,476	(14,044)	(9,514)
Temporary differences for which no deferred tax asset was recognized	23	705	1,363
Valuation allowance	1,600	24,673	—
Prior year current taxes accrued	(39)	(23)	—

Tax (recovery) expense related to current year	(10,477)	6,679	(9,718)

Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2012, 2011, and 2010:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Balance of unrecognized tax benefits as at January 1,	6,231	5,929	5,516
Decreases for positions related to prior years	(2,539)	(122)	—
Increases for positions related to the current year	—	424	413

Balance of unrecognized tax benefits as at December 31,	3,692	6,231	5,929

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Non-cash Working Capital Items Related to Operating Activities
a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Accounts receivable	(8,750)	(13,788)	13,189
Prepaid expenses and other assets	6,075	(6,139)	5,680
Accounts payable and accrued liabilities	35	(8,716)	23,526
Advances (to) from affiliate	(14,807)	17,347	(7,931)

	(17,447)	(11,296)	34,464

Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation
f)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Peary Spirit (note 12f)	—	(37,729)	—
Scott Spirit (note 12i)	—	(22,954)	—
Falcon Spirit (net of cash acquired of $2.8 million) (note 12b)	—	—	(14,099)
Rio das Ostras (net of cash acquired of $17.7 million) (note 12c)	—	—	(58,721)
Amundsen Spirit (note 12d)	—	—	(17,671)
Nansen Spirit (note 12e)	—	—	(16,560)

	—	(60,683)	(107,051)

Contribution (Distribution) of Capital from (to) Teekay Corporation to (from) Dropdown Predecessor
g)	Contribution (distribution) of capital from (to) Teekay Corporation to (from) the Dropdown Predecessor is as follows:

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $
Relating to Scott Spirit (note 12i)	—	2,305	—
Relating to Falcon Spirit (note 12b)	—	—	3,608
Relating to Rio das Ostras (note 12c)	—	—	(2,791)
Relating to Amundsen Spirit (note 12d)	—	—	3,496

	—	2,305	4,313

Partners' Equity and Net Income (Loss) Per Unit (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98%	2%
Above $0.4025 up to $0.4375	85%	15%
Above $0.4375 up to $0.525	75%	25%
Above $0.525	50%	50%

Summary of Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2012:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds (1)	Net Proceeds	Teekay Corporation’s Ownership After the Offering(2)	Use of Proceeds
				(in millions of U.S. Dollars)
March 2010	Public	5,060,000	$19.48	100.6	95.5	35.92%	Repayment of vendor financing and finance the acquisition of the Falcon Spirit FSO unit
August 2010	Public	6,037,500	$22.15	136.5	130.8	31.72%	Prepayment of revolving credit facilities
December 2010	Public	6,440,000	$27.84	182.9	175.2	28.26%	Prepayment of revolving credit facilities
March 2011	Private	7,562,814	$29.32	226.3	226.3	36.90%	Consideration for acquisition of remaining 49% in OPCO
July 2011	Private	713,266	$28.04	20.4	20.4	36.51%	Partially finance shipyard installments for four newbuilding shuttle tankers
November 2011	Private	7,112,974	$23.90	173.5	173.2	33.03%	Finance the purchase of the Piranema Spirit FPSO unit
July 2012	Private	1,700,022	$26.47	45.9	45.8	32.30%	Partially finance shipyard installments for four newbuilding shuttle tankers
September 2012	Public	7,778,832	$27.65	219.5	211.4	29.36%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Acquisition of Piranema Spirit (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Assets Acquired and Liabilities Assumed by Partnership

The following table summarizes the fair values of the assets acquired and liabilities assumed by the Partnership.

(in thousands of U.S. dollars)	As at November 30, 2011 $
ASSETS
Cash and cash equivalents	2,439
Other current assets	5,308
Vessels and equipment	292,242
Other assets - long-term	659

Total assets acquired	300,648

LIABILITIES
Current liabilities	8,458
In-process revenue contracts	127,900

Total liabilities assumed	136,358

Net assets acquired	164,290

Cash consideration	164,290

Net cash consideration	161,851

Consolidated Pro Forma Financial Information

The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2011 and 2010, giving effect to the acquisition of a 100% interest in the Piranema Spirit FPSO unit as if it had taken place on January 1, 2010:

(in thousands of U.S. dollars, except per unit data)	Pro Forma Year ended December 31, 2011 (unaudited) $	Pro Forma Year ended December 31, 2010 (unaudited) $
Revenues	1,000,209	955,083
Net (loss) income	(98,030)	76,449
Limited partners’ interest in net (loss) income per common unit – basic	(1.60)	0.99
Limited partners’ interest in net (loss) income per common unit – diluted	(1.60)

Loss on Sale and Write down of Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Net Income (Loss) from Discontinued Operations

The following table summarizes the net income (loss) from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
REVENUES	38,057	75,560	59,883

OPERATING EXPENSES
Voyage expenses	10,573	19,075	11,593
Vessel operating expenses	6,556	12,212	13,315
Depreciation and amortization	1,248	11,227	15,480
General and administrative	1,954	2,023	2,022
Write down of vessels	1,693	54,069	—
Loss on sale of vessels	5,982	—	—

Total operating expenses	28,006	98,606	42,410

Income from vessel operations	10,051	(23,046)	17,473

OTHER ITEMS
Interest expense	(531)	(681)	(835)
Foreign currency exchange loss	—	—	(30)
Other income - net	30	(76)	—

Total other items	(501)	(757)	(865)

Net income (loss) from discontinued operations	9,550	(23,803)	16,608

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 161.2	$ 146.2	$ 142.7
Interest costs capitalized to vessels and equipment	$ 1.5	$ 5.9	$ 10.9
Minimum [Member]
Property, Plant and Equipment [Line Items]
Dry dock period	2 years 6 months
Minimum [Member] | FPSO Units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Shuttle and Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Dry dock period	5 years
Maximum [Member] | FPSO Units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Maximum [Member] | Shuttle and Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years

Summary of Significant Accounting Policies - Summary of Dry Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at end of the year	$ 2,327,337	$ 2,539,949
Dry-docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	60,158	71,349	86,134
Cost incurred for dry docking	19,101	24,507	24,869
Dry-docking amortization	(27,354)	(34,466)	(39,654)
Write down / sale of capitalized dry-dock expenditure	(5,996)	(1,232)
Balance at end of the year	$ 45,909	$ 60,158	$ 71,349

Summary of Significant Accounting Policies - Changes in Component of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Qualifying Cash Flow Hedging Instruments, Beginning Balance	$ (554)	$ 745	$ 765
Other comprehensive income (loss)	496	(2,461)	109
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)			(129)
Purchase of 49% of Teekay Offshore Operating L.P.		1,162
Qualifying Cash Flow Hedging Instruments, Ending Balance	(58)	(554)	745
Pension Adjustments, Beginning Balance			(1,477)
Other comprehensive income (loss)			(909)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)			2,386
Pension Adjustments, Ending Balance
Beginning Balance	(554)	745	(712)
Other comprehensive income (loss)	496	(2,461)	(800)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)			2,257
Purchase of 49% of Teekay Offshore Operating L.P.		1,162
Ending Balance	$ (58)	$ (554)	$ 745

Summary of Significant Accounting Policies - Changes in Component of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail)	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Percentage of purchase amount	49.00%

Dropdown Predecessor - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Amundsen Spirit [Member]	Dec. 31, 2010 Falcon Spirit [Member]	Dec. 31, 2010 Rio das Ostras [Member]	Dec. 31, 2011 Scott Spirit [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Increase (Decrease) Partnership's net income	$ (9.3)	$ 0.9	$ (8.3)	$ 15.1
Increase (Decrease) Partnership's comprehensive income	$ (9.3)	$ 0.9	$ (9.1)	$ 15.1

Financial Instruments - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2011
Navion Norvegia [Member]
Estimated trading life of the vessel		2 years 2 months 12 days
Future revenues based on field production forecasts		$ 37,200,000
Operating and dry-dock expenditures		20,500,000
Residual value based on vessel's light weight tonnage and price of steel		6,500,000
Weighted average cost of capital, discount rate		7.90%
Estimated fair value of vessels		18,000,000
Scott Spirit [Member]
Business acquisition purchase price				116,000,000
Estimated fair value of the consideration liability based upon new ship days, number of days		219 days	787 days
Estimated fair value of the consideration liability based upon new ship days, average daily hire rate		59,255	53,043
Estimated increase in the daily rate for existing ship days		15,532
Existing ship days used to determine increase in daily rate used to estimate fair value of the consideration liability		365 days
Payout amount as provided for in the contingent consideration formula, Minimum		0
Payout amount as provided for in the contingent consideration formula, Maximum	5,900,000	12,000,000		12,000,000
Additional purchase price paid by the Partnership	$ 5,900,000

Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis using Significant Unobservable Inputs (Level 3) (Detail) (Contingent consideration [Member], Scott Spirit [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent consideration [Member] | Scott Spirit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ (10,894)
Initial liability included in Partners' equity		(10,082)
Partial settlement of liability	5,870
Unrealized loss included in Other income - net	(657)	(812)
Fair value at end of period	$ (5,681)	$ (10,894)

Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Recurring:
Cash and cash equivalents	$ 206,339	$ 179,934	$ 166,483	$ 109,407
Other:
Long-term debt	(1,769,632)	(2,029,076)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	206,339	179,934
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(215,641)	(100,417)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,681)	(10,894)
Carrying Amount [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment	17,979
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(270,731)	(297,979)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	13,435	2,677
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	2,153	(1,078)
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	13,250	19,000
Vessels and equipment		42,848
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(1,553,991)	(1,928,659)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	206,339	179,934
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(221,086)	(100,969)
Fair Value [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,681)	(10,894)
Fair Value [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment	17,979
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(270,731)	(297,979)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	13,435	2,677
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	2,153	(1,078)
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	13,250	19,000
Vessels and equipment		42,848
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (1,452,136)	$ (1,800,110)

Financial Instruments - Summary of Partnership's Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Investment In Direct Financing Leases [Line Items]
Direct financing leases	$ 33,215	$ 50,306

Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Tank Segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Number of tankers in Discontinued operations	5

Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Petrobras Transporte S.A [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 259.3	$ 211.8	$ 179.6
Percentage of consolidated revenue	28.00%	24.00%	21.00%
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	198	206	236
Percentage of consolidated revenue	21.00%	24.00%	28.00%
Talisman Energy Inc [Member]
Revenue, Major Customer [Line Items]
Revenues	123	113.1	106.2
Percentage of consolidated revenue	13.00%	13.00%	13.00%
Teekay Corporation [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 89.1	$ 94.8	$ 81.1
Percentage of consolidated revenue	10.00%	11.00%	10.00%

Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
REVENUES	$ 926,137	$ 873,501	$ 840,663
Voyage expenses	116,111	106,377	113,508
Vessel operating expenses	284,712	279,963	255,561
Time-charter hire expense	56,989	74,478	89,795
Depreciation and amortization	193,383	176,483	174,861
General and administrative	74,399	71,506	61,192
Write down of vessels	23,430	36,868	9,441
Loss on sale of vessels	1,112	171
Restructuring charge	1,115	3,924	119
Income from vessel operations	174,886	123,731	136,186
Expenditures for vessels and equipment	87,408	148,480	40,645
Expenditures for dry docking	19,101	24,507	24,869
Shuttle tanker segment [Member]
Segment Reporting Information [Line Items]
REVENUES	569,519	573,296	559,547
Voyage expenses	104,394	95,864	104,460
Vessel operating expenses	135,993	161,890	143,766
Time-charter hire expense	56,989	74,478	89,795
Depreciation and amortization	122,921	115,637	111,157
General and administrative	45,110	49,444	42,526
Write down of vessels	23,430	28,270	9,441
Loss on sale of vessels	1,112
Restructuring charge	647	1,227	119
Income from vessel operations	78,923	46,486	58,283
Expenditures for vessels and equipment	83,491	130,363	32,012
Expenditures for dry docking	14,977	16,892	13,382
FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	231,688	173,836	151,851
Voyage expenses
Vessel operating expenses	100,668	76,716	66,157
Time-charter hire expense
Depreciation and amortization	50,905	37,496	35,400
General and administrative	22,395	15,474	12,388
Write down of vessels
Loss on sale of vessels
Restructuring charge
Income from vessel operations	57,720	44,150	37,906
Expenditures for vessels and equipment	3,055	16,038	6,428
Expenditures for dry docking
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	62,029	63,638	54,967
Voyage expenses	11,317	9,125	8,160
Vessel operating expenses	11,663	10,887	10,424
Time-charter hire expense
Depreciation and amortization	10,519	11,341	12,042
General and administrative	3,189	2,809	2,479
Write down of vessels
Loss on sale of vessels
Restructuring charge	468
Income from vessel operations	24,873	29,476	21,862
Expenditures for vessels and equipment	598	2,313	1,179
Expenditures for dry docking	70	670	11,487
FSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	62,901	62,731	74,298
Voyage expenses	400	1,388	888
Vessel operating expenses	36,388	30,470	35,214
Time-charter hire expense
Depreciation and amortization	9,038	12,009	16,262
General and administrative	3,705	3,779	3,799
Write down of vessels		8,598
Loss on sale of vessels		171
Restructuring charge		2,697
Income from vessel operations	13,370	3,619	18,135
Expenditures for vessels and equipment	264	(234)	1,026
Expenditures for dry docking	$ 4,054	$ 6,945

Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 3,053,391	$ 3,144,729
Cash and cash equivalents	206,339	179,934	166,483	109,407
Shuttle tanker segment [Member]
Segment Reporting Information [Line Items]
Total assets	1,758,619	1,805,639
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	752,835	786,391
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	178,172	223,388
FSO Segment [Member]
Segment Reporting Information [Line Items]
Total assets	79,629	101,422
Cash and Cash Equivalents [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	206,339	179,934
Other Assets [Member]
Segment Reporting Information [Line Items]
Other assets	$ 77,797	$ 47,955

Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 127,113,000	$ 127,113,000
Shuttle tanker segment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	127,100,000	127,100,000
Amortization expense of intangible assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	6,000,000	7,100,000	8,100,000
Amortization expense - 2013	5,000,000
Amortization expense - 2014	4,000,000
Amortization expense - 2015	3,000,000
Amortization expense - 2016	2,000,000
Amortization expense - 2017	1,100,000
Amortization expense thereafter
In-process revenue contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense of intangible assets	12,700,000	1,100,000
Amortization expense - 2013	12,700,000
Amortization expense - 2014	12,700,000
Amortization expense - 2015	12,700,000
Amortization expense - 2016	12,800,000
Amortization expense - 2017	12,700,000
Amortization expense thereafter	$ 50,400,000

Goodwill, Intangible Assets and In-Process Revenue Contracts - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 124,993	$ 124,993
Accumulated Amortization	(109,466)	(103,349)
Net Carrying Amount	15,527	21,644
Shuttle tanker segment [Member] | Customer contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	124,250	124,250
Accumulated Amortization	(109,153)	(103,116)
Net Carrying Amount	15,097	21,134
FPSO Segment [Member] | Customer contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	353	353
Accumulated Amortization	(313)	(233)
Net Carrying Amount	40	120
FPSO Segment [Member] | Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	390	390
Net Carrying Amount	$ 390	$ 390

Accrued Liabilities - Components of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Voyage and vessel	$ 59,772	$ 58,406
Interest	14,713	14,787
Payroll and benefits	9,864	9,295
Total Accrued Liabilities	$ 84,349	$ 82,488

Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 1,769,632	$ 2,029,076
Less current portion	248,385	229,365
Total	1,521,247	1,799,711
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	812,509	1,246,360
Norwegian Kroner Bonds due in 2013 and 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	215,641	100,417
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	213,993	238,867
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 527,489	$ 443,432

Long-Term Debt - Additional Information (Detail)	12 Months Ended							12 Months Ended						12 Months Ended												12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) CreditFacility Subsidiary	Dec. 31, 2011 USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] Partnership [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] JV Partner [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] Parent [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] NIBOR Loan [Member]	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Norwegian Kroner [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2017 [Member] NOK	Dec. 31, 2012 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member]	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] Partnership [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] Parent [Member] USD ($)	Dec. 31, 2012 Term Loans Due 2022 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Maximum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Norwegian Kroner Bond due in 2017 [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] CreditFacility	Dec. 31, 2012 Revolving Credit Facility [Member] Secured Debt [Member] CreditFacility	Dec. 31, 2012 Guaranteed By Partnership And Subsidiaries [Member]	Dec. 31, 2012 Guaranteed By Teekay Corporation [Member]
Line Of Credit Facility Covenant Compliance [Line Items]
Number of facility	1																															8	6
Revolving credit facilities borrowing capacity	$ 1,030,000,000
Undrawn amount of revolving credit facility	213,500,000
Amount reduced under revolving credit facilities, 2013	314,200,000
Amount reduced under revolving credit facilities, 2014	608,900,000
Amount reduced under revolving credit facilities, 2015	17,500,000
Amount reduced under revolving credit facilities, 2016	26,000,000
Amount reduced under revolving credit facilities, 2017	20,900,000
Amount reduced under revolving credit facilities, 2018	38,400,000
Number of vessels collateralized under revolving credit facilities	The revolving credit facilities are collateralized by first-priority mortgages granted on 29 of the Partnership’s vessels, together with other related security.
Minimum liquidity required by revolving credit facility covenants descriptions																																		Six of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt.	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Senior unsecured bonds issued								107,800,000	600,000,000				1,300,000,000	107,800,000	600,000,000
Senior unsecured bonds maturity								Nov 1, 2013	Nov 1, 2013					Jan 1, 2017	Jan 1, 2017
Variable interest rate on the bonds										4.75%	5.04%					5.75%
Debt instrument transfer of principal amount								98,500,000						101,400,000
Fixed interest rates based on interest rate swaps																														1.12%	7.49%
Effective reduction rate should rate exceed LIBOR rate	The floating LIBOR rate receivable from the interest rate swap is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership's related interest rate effectively floats at LIBOR, but reduced by 2.38%.
Repurchase of bond												388,500,000
Partnership's subsidiaries	6
Partnership's interest owned in subsidiaries	50.00%
Outstanding term loans	1,769,632,000	2,029,076,000	213,993,000	238,867,000	214,000,000												527,489,000	443,432,000	527,500,000			812,509,000	1,246,360,000
Guaranteed term loans					107,000,000	65,600,000	41,400,000												90,300,000	437,200,000
Share of outstanding vessels debt for 50% owned subsidiaries	50.00%
Final bullet payments																	29,100,000				29,100,000
Range of credit facility margin																								0.30%	0.30%		3.25%	3.25%
Weighted-average effective interest rate	2.00%	1.70%
Aggregate principal repayments, 2013	248,400,000
Aggregate principal repayments, 2014	755,900,000
Aggregate principal repayments, 2015	82,400,000
Aggregate principal repayments, 2016	149,300,000
Aggregate principal repayments, 2017	293,800,000
Aggregate principal repayments, thereafter	$ 239,800,000
Asset value to outstanding drawn principal balance ratio																										105.00%			113.00%

Leases - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
VOC [Member]
Operating Leased Assets [Line Items]
Minimum lease payments receivable	$ 3,500,000	$ 18,900,000
Unearned income	200,000	1,400,000
Lease payment receivable - 2013	2,500,000
Lease payment receivable - 2014	1,000,000
Leasing of the Falcon Spirit FSO unit [Member]
Operating Leased Assets [Line Items]
Minimum lease payments receivable	38,400,000	46,800,000
Unearned income	17,000,000	22,500,000
Lease payment receivable - 2013	8,500,000
Lease payment receivable - 2014	8,600,000
Estimated unguaranteed residual value	8,500,000
Lease payment receivable - 2015	8,700,000
Lease payment receivable - 2016	8,800,000
Lease payment receivable - 2017	3,800,000
Charters-out [Member]
Operating Leased Assets [Line Items]
Operating leases cost	2,900,000,000
Operating leases accumulated depreciation	900,000,000
Operating leases carrying amount of the vessels	2,000,000,000
Minimum scheduled future revenues	3,300,000,000
Revenues receivable - 2013	560,800,000
Revenues receivable - 2014	548,000,000
Revenues receivable - 2015	507,800,000
Revenues receivable - 2016	413,700,000
Revenues receivable - 2017	329,300,000
Revenues receivable - Thereafter	987,100,000
Charters In [Member]
Operating Leased Assets [Line Items]
Minimum commitments owing by the Partnership	79,900,000
Minimum commitments under vessel operating leases - 2013	46,200,000
Minimum commitments under vessel operating leases - 2014	26,900,000
Minimum commitments under vessel operating leases - 2015	$ 6,800,000

Restructuring Charge - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,115,000	$ 3,924,000	$ 119,000
Cumulative restructuring charges recorded under plan				4,900,000
Restructuring liabilities	300,000	0	0
Restructuring plan 2010 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			100,000
Shuttle Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	600,000
Total expected restructuring charges	2,000,000
Conventional Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	500,000
FSO Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3,900,000

Other Income - Net - Other Income - Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component Of Other Income And Expense [Line Items]
Volatile organic compound emissions plant lease income	$ 1,259	$ 3,093	$ 4,978
Miscellaneous	277	588	1,832
Other income - net	$ 1,536	$ 3,681	$ 6,810

Related Party Transactions - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	9 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012 Tank PartnershipUnit	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Affiliated Entity [Member] Tank	Dec. 31, 2012 Teekay Corporation [Member]	Oct. 01, 2010 Interest Rate Swap [Member] Swap	Mar. 08, 2011 OPCO [Member]	Dec. 31, 2012 OPCO [Member]	Apr. 01, 2010 Falcon Spirit [Member]	Dec. 31, 2010 Falcon Spirit [Member]	Dec. 31, 2012 Falcon Spirit [Member]	Dec. 31, 2011 Falcon Spirit [Member]	Sep. 30, 2010 Rio das Ostras FPSO unit [Member]	Dec. 31, 2011 Rio das Ostras FPSO unit [Member]	Dec. 31, 2010 Rio das Ostras FPSO unit [Member]	Oct. 01, 2010 Rio das Ostras FPSO unit [Member]	Oct. 01, 2010 Amundsen Spirit [Member]	Dec. 31, 2010 Amundsen Spirit [Member]	Dec. 31, 2012 Amundsen Spirit [Member]	Dec. 31, 2011 Amundsen Spirit [Member]	Dec. 10, 2010 Nansen Spirit [Member]	Dec. 31, 2012 Nansen Spirit [Member]	Dec. 31, 2011 Nansen Spirit [Member]	Dec. 31, 2010 Nansen Spirit [Member]	Aug. 02, 2011 Peary Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]	Dec. 31, 2011 Scott Spirit [Member]	Dec. 31, 2012 Scott Spirit [Member]	Sep. 30, 2012 Scott Spirit [Member]	Dec. 31, 2010 Scott Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price										$ 44,100,000							$ 157,700,000	$ 128,000,000				$ 126,300,000				$ 134,500,000	$ 116,000,000
Fixed-rate time-charter contract period										7 years 6 months
Additional fixed-rate time-charter contract period										1 year 6 months
Entity acquired, Purchase price of equity interest										11,300,000
Debt converted to equity			36,905,000	31,470,000						11,200,000				163,000,000
Entity acquired, purchase price of loan due to Parent	93,300,000									32,800,000				93,800,000												96,800,000
General and administrative		74,399,000	71,506,000	61,192,000							300,000					5,400,000			200,000									200,000
Interest expense		392,000	316,000	4,199,000							400,000					2,200,000			300,000									300,000
Debt converted to equity																	12,400,000
Upgrade costs, which is reflected as a capital contribution														5,800,000	2,000,000
Equity contribution or distribution from net assets or liabilities retained by Parent																	100,000
Percentage of shares acquired in entity under common control			49.00%					49.00%										100.00%				100.00%
Purchase price financed through the issuance of new units																		17,000,000				16,400,000
Portion of Purchase price paid in cash			60,683,000	107,051,000				175,000,000			14,099,000							17,700,000	17,671,000			16,600,000			16,560,000	37,700,000	23,000,000	22,954,000
Excess purchase price over book value		2,794,000						258,300,000										31,200,000				4,400,000				32,200,000	35,600,000
Debt converted to equity																		32,700,000				31,500,000				36,900,000	34,500,000
Net liabilities assumed																		3,500,000									2,600,000
Fair value of interest rate swap							(57,100,000)											(25,900,000)									(34,600,000)
Realized and unrealized gains (losses) on non designated derivative instrument																			(5,600,000)									(12,200,000)
Net assets acquired																						28,600,000				5,500,000
Number of interest rate swaps							2
Distributions made by acquired entity to non-controlling interest before acquisition								15,000,000
Private placement, common units issued								7.6
General partner's interest								2.00%	2.00%
Percentage of ownership in acquired entity after acquisition								100.00%
Historical book value of interest in acquired entity								128,000,000
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues																											12,000,000		12,000,000	5,900,000
Business Acquisition, Contingent Consideration, at Fair Value																											10,100,000	10,900,000
Due to affiliates		47,810,000	39,678,000																									5,700,000
Other Liabilities																												5,200,000
Outstanding liability due to affiliates																													5,700,000
Number of years following acquisition purchase price is subject to adjustment																											Two years
Acquired VOC Equipment Price		12,848,000
Excess purchase price over net carrying value		2,800,000
Number of conventional tankers					6
Number of shuttle tankers					2
Number of FSO units of partnership		2
Number of conventional tankers with joint venture		2
Percentage of interest in joint venture		50.00%
Early termination fee		89,075,000	94,751,000	81,105,000		14,700,000
Number of tankers in Discontinued operations		5
Due from affiliates		$ 29,682,000	$ 6,138,000

Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues	$ 89,075	$ 94,751	$ 81,105
Vessel operating expenses	(5,148)	(5,562)	(4,976)
General and administrative	(60,296)	(59,459)	(48,716)
Interest expense	(392)	(316)	(4,199)
Realized and unrealized loss on derivative instruments		(12,186)	(5,658)
OCI			131
Related party transactions from discontinued operations	$ 35,197	$ 72,737	$ 58,674

Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Recovery of fines accrued in respect to a period prior to the acquisition of the unit by the Partnership		$ 1,200,000
Management Fees from Ship Management Services Provided by the Partnership	89,075,000	94,751,000	81,105,000
Management Fees [Member]
Related Party Transaction [Line Items]
Management Fees from Ship Management Services Provided by the Partnership	$ 4,900,000	$ 3,500,000	$ 3,800,000

Derivative Instruments - Foreign Currency Forward Contracts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Norwegian Kroner [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner [Member] NOK	Dec. 31, 2012 British Pound [Member] USD ($)	Dec. 31, 2012 British Pound [Member] GBP (£)	Dec. 31, 2012 Euro [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)
Derivative [Line Items]
Contract Amount in Foreign Currency			195,000		£ 1,500		€ 1,800
Average Forward Rate		5.94	5.94	0.65	0.65	0.76	0.76
Fair Value / Carrying Amount of Asset/(Liability) Hedge	1	1
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	2,152	2,044		115		(7)
Expected Maturity 2013	$ 37,552	$ 32,848		$ 2,322		$ 2,382

Derivative Instruments - Summary of Cross Currency Swaps (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member]	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] NOK	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] NOK
Derivative Instruments, Gain (Loss) [Line Items]
Fair value/ Carrying Amount of Assets (Liability)	$ 13,435		$ 9,890		$ 3,545
Principal Amount	$ 1,505,958		$ 98,500	600,000	$ 101,400	600,000
Floating Rate Receivable Reference Rate			NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin			4.75%	4.75%	5.75%	5.75%
Floating Rate Payable Reference Rate			LIBOR	LIBOR
Floating rate payable margin			5.04%	5.04%
Fixed Rate Payable		1.10%			7.49%	7.49%
Remaining Term (years)			10 months 24 days	10 months 24 days	4 years 1 month 6 days	4 years 1 month 6 days

Derivative Instruments - Summary of Cross Currency Swaps (Parenthetical) (Detail)	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
LIBOR rate receivable cap	3.50%
Cross currency swap agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fixed Interest rate	1.10%
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
LIBOR rate receivable cap	3.50%

Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 1,505,958
Fair Value / Carrying Amount of Assets (Liability)	(270,731)
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	900,000
Fair Value / Carrying Amount of Assets (Liability)	(202,498)
Weighted-Average Remaining Term (years)	11 years 6 months
Fixed Interest rate	4.70%
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	507,458
Fair Value / Carrying Amount of Assets (Liability)	(67,451)
Weighted-Average Remaining Term (years)	6 years 10 months 24 days
Fixed Interest rate	4.00%
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	98,500
Fair Value / Carrying Amount of Assets (Liability)	$ (782)
Weighted-Average Remaining Term (years)	10 months 24 days
Fixed Interest rate	1.10%

Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail)	Dec. 31, 2012
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Fixed based rate from interest rate cap	1.12%
Effective reduction rate should rate exceed LIBOR rate	2.38%
Interest Rate Swap [Member]
Derivative [Line Items]
LIBOR rate receivable cap	3.50%
Interest Rate Swap [Member] | Minimum [Member]
Derivative [Line Items]
Partnership pays on its variable-rate debt	0.30%
Interest Rate Swap [Member] | Maximum [Member]
Derivative [Line Items]
Partnership pays variable-rate debt	3.25%

Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Accounts Receivable	$ 284	$ 225
Current portion of derivative assets	12,398	4,318
Derivative assets	2,913	877
Accrued liabilities	(9,259)	(10,406)
Current portion of derivative liabilities	(47,748)	(46,396)
Derivative liabilities	(213,731)	(244,998)
Foreign currency contracts - cash flow hedges [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets	1	549
Derivative assets
Accrued liabilities
Current portion of derivative liabilities		(448)
Derivative liabilities		(145)
Foreign currency contracts - cash flow hedges [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets	2,159	2,192
Derivative assets		2
Accrued liabilities
Current portion of derivative liabilities	(7)	(2,532)
Derivative liabilities		(696)
Cross currency swap Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	284	225
Current portion of derivative assets	10,238	1,577
Derivative assets	2,913	875
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable
Current portion of derivative assets
Derivative assets
Accrued liabilities	(9,259)	(10,406)
Current portion of derivative liabilities	(47,741)	(43,416)
Derivative liabilities	$ (213,731)	$ (244,157)

Derivative Instruments - Effective Portion of Gains (Losses) on Foreign Currency Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion	$ 713	$ 319	$ (3,154)
Statement of (Loss) Income Effective Portion	217	2,345	(3,243)
Statement of (Loss) Income Ineffective Portion	(440)	(306)	(4,236)
General and administrative expense [Member]
Derivative [Line Items]
Statement of (Loss) Income Effective Portion	217	1,512	(3,277)
Statement of (Loss) Income Ineffective Portion	(440)	(6)	(1,417)
Vessel operating expenses [Member]
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion	713	319	(3,154)
Statement of (Loss) Income Effective Portion		833	34
Statement of (Loss) Income Ineffective Portion		$ (300)	$ (2,819)

Derivative Instruments - Additional Information (Detail) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net losses on foreign currency forward contracts	$ (0.1)

Derivative Instruments - Effect of Gains (Losses) on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (55,627)	$ (53,771)	$ (50,253)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	29,278	(105,973)	(5,413)
Total realized and unrealized losses on non-designated derivative instruments	(26,349)	(159,744)	(55,666)
Interest Rate Swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(58,596)	(58,475)	(49,224)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	26,100	(100,306)	(10,408)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	2,969	4,704	(1,029)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 3,178	$ (5,667)	$ 4,995

Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains on cross currency swaps	$ 13,692	$ 1,300	$ 4,229
Cross currency swap agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	2,992	2,881	198
Unrealized gains (losses)	$ 10,700	$ (1,581)	$ 4,031

Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Tax losses carried forward	$ 197,912	$ 169,125
Provisions	2,045	1,353
Other	8,129
Unfavorable contract		35,491
Total deferred tax assets:	208,086	205,969
Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	3,792	3,178
Total deferred tax liabilities	64,059	88,872
Net deferred tax assets	144,027	117,097
Valuation allowance	(135,079)	(116,706)
Net deferred tax assets	8,948	391
Disclosed in:
Net deferred tax assets	$ 8,948	$ 391

Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forward	$ 702.3

Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,669	$ (7,293)	$ (6,038)
Deferred	8,808	614	15,756
Income tax recovery (expense)	$ 10,477	$ (6,679)	$ 9,718

Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Net income (loss) before taxes	$ 102,988	$ (66,389)	$ 52,537
Net income (loss) not subject to taxes	85,588	(90,448)	(121,917)
Net income (loss) subject to taxes	17,400	24,059	174,454
At applicable statutory tax rates	(6,292)	6,812	43,139
Permanent differences	(12,245)	(11,444)	(44,706)
Adjustments related to currency differences	6,476	(14,044)	(9,514)
Temporary differences for which no deferred tax asset was recognized	23	705	1,363
Valuation allowance	1,600	24,673
Prior year current taxes accrued	(39)	(23)
Tax (recovery) expense related to current year	$ (10,477)	$ 6,679	$ (9,718)

Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance of unrecognized tax benefits as at January 1,	$ 6,231	$ 5,929	$ 5,516
Decreases for positions related to prior years	(2,539)	(122)
Increases for positions related to the current year		424	413
Balance of unrecognized tax benefits as at December 31,	$ 3,692	$ 6,231	$ 5,929

Commitments and Contingencies - Additional Information (Detail)	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Scott Spirit [Member] USD ($)	Dec. 31, 2012 Scott Spirit [Member] USD ($)	Oct. 01, 2011 Scott Spirit [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit FPSO unit [Member]	Sep. 01, 2012 Voyageur Spirit FPSO unit [Member] USD ($)	Dec. 31, 2012 Navion Offshore Loading [Member] USD ($) Subsidiary	Dec. 31, 2012 Navion Offshore Loading [Member] NOK	Dec. 31, 2012 New Building Tankers [Member] USD ($) Vehicle	Dec. 31, 2012 Newbuilding shuttle tankers [Member] USD ($)	Nov. 01, 2012 HiLoad [Member] USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Value of shuttle tanker contributed by unrelated party	$ 35,000,000
Equity issuance resulted in dilution loss amount	(7,432,000)
Percentage of ownership by Non-controlling Owners	33.00%
Number of subsidiaries of entity named as co-defendants in legal action							2	2
Claim sought for damages							38,300,000	213,000,000
Recognition of liability in accordance with court judgment							13,700,000	76,000,000
Number of newbuilding tankers									4
Aggregate cost of newbuilding tankers									446,000,000
Amount paid during the year										122,700,000
This payment is due within one year										323,300,000
Terms of contracts					5 years					10 years	10 years
Entity acquired, Purchase price				116,000,000
Date of acquisition of unit			Oct 1, 2011
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues		5,900,000	12,000,000	12,000,000
Additional purchase price paid by the Partnership		5,900,000
Date of acquisition of unit					Sep 1, 2012
Purchase price allocation amount						540,000,000
Assumption of new debt				2,600,000		330,000,000
Equity private placement of common units						40,000,000
Purchase price of HiLoad Dynamic Positioning unit											55,000,000
Parent investment to acquire Remora											$ 4,400,000
Parent agreed to acquire percent ownership interest in a recapitalized Remora											49.90%

Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Capital [Line Items]
Accounts receivable	$ (8,750)	$ (13,788)	$ 13,189
Prepaid expenses and other assets	6,075	(6,139)	5,680
Accounts payable and accrued liabilities	35	(8,716)	23,526
Advances (to) from affiliate	(14,807)	17,347	(7,931)
Change in non-cash working capital items related to operating activities	$ (17,447)	$ (11,296)	$ 34,464

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Cash interest paid	$ 102.1	$ 91.1	$ 80.5
Income taxes paid	$ 5.7	$ 4.8	$ 1.1

Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Peary Spirit [Member]	Dec. 31, 2011 Peary Spirit [Member]	Dec. 31, 2010 Peary Spirit [Member]	Dec. 31, 2012 Scott Spirit [Member]	Dec. 31, 2011 Scott Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]	Dec. 31, 2010 Scott Spirit [Member]	Dec. 31, 2012 Falcon Spirit [Member]	Dec. 31, 2011 Falcon Spirit [Member]	Dec. 31, 2010 Falcon Spirit [Member]	Dec. 31, 2012 Rio das Ostras [Member]	Dec. 31, 2011 Rio das Ostras [Member]	Dec. 31, 2010 Rio das Ostras [Member]	Dec. 31, 2012 Amundsen Spirit [Member]	Dec. 31, 2011 Amundsen Spirit [Member]	Dec. 31, 2010 Amundsen Spirit [Member]	Oct. 01, 2010 Amundsen Spirit [Member]	Dec. 31, 2012 Nansen Spirit [Member]	Dec. 31, 2011 Nansen Spirit [Member]	Dec. 31, 2010 Nansen Spirit [Member]	Dec. 10, 2010 Nansen Spirit [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase of vessels from Teekay Corporation		$ (60,683)	$ (107,051)		$ (37,729)			$ (22,954)	$ (23,000)				$ (14,099)			$ (58,721)			$ (17,671)	$ (17,700)			$ (16,560)	$ (16,600)

Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Falcon Spirit [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cash acquired, Amount	$ 2.8
Rio das Ostras [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cash acquired, Amount	$ 17.7

Supplemental Cash Flow Information - Contribution (Distribution) of Capital from (to) Teekay Corporation to (from) Dropdown Predecessor (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		$ 2,305	$ 4,313
Scott Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		2,305
Falcon Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			3,608
Rio das Ostras [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			(2,791)
Amundsen Spirit [Member]
Contribution Of Capital From Corporation To Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			$ 3,496

Partners' Equity and Net Income (Loss) Per Unit - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public	72.10%
Number of days within which to receive distributed available cash	45 days
Minimum percentage of outstanding units to be held for general partner removal	66.67%
Minimum quarterly distribution per unit	$ 0.35
Subordinated unit converted in to common units	9.8
Exceeded cash distributions per unit	0.4025
General Partner [Member]
Limited Partners' Capital Account [Line Items]
General partner's interest	2.00%

Partners' Equity and Net Income (Loss) Per Unit - Summary of Incentive Distribution Rights (Detail)	3 Months Ended
Dec. 31, 2012
Unitholders [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.35	98.00%
Up to $0.4025	98.00%
Above $0.4025 up to $0.4375	85.00%
Above $0.4375 up to $0.525	75.00%
Above $0.525	50.00%
General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.35	2.00%
Up to $0.4025	2.00%
Above $0.4025 up to $0.4375	15.00%
Above $0.4375 up to $0.525	25.00%
Above $0.525	50.00%

Partners' Equity and Net Income (Loss) Per Unit - Summary of Issuances of Common Units (Detail) (USD $)	1 Months Ended								2 Months Ended	3 Months Ended	4 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Nov. 30, 2011	Jul. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Mar. 31, 2010	Sep. 30, 2012	Mar. 31, 2011	Nov. 30, 2011	Jul. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Offering Type	Public	Private	Private	Private	Private	Public	Public	Public
Number of common units issued	7,778,832					6,440,000	6,037,500	5,060,000
Number of common units issued		1,700,022	7,112,974	713,266	7,562,814
Offering Price	$ 27.65	$ 26.47	$ 23.9	$ 28.04	$ 29.32	$ 27.84	$ 22.15	$ 19.48	$ 27.65	$ 29.32	$ 23.9	$ 28.04	$ 27.84	$ 22.15	$ 26.47			$ 27.84
Gross Proceeds	$ 219,500,000					$ 182,900,000	$ 136,500,000	$ 100,600,000								$ 257,229,000	$ 419,924,000	$ 401,491,000
Gross Proceeds		45,900,000	173,500,000	20,400,000	226,300,000
Net Proceeds	211,400,000					175,200,000	130,800,000	95,500,000
Net Proceeds		$ 45,800,000	$ 173,200,000	$ 20,400,000	$ 226,300,000
Teekay Corporation's Ownership After the Offering								35.92%	29.36%	36.90%	33.03%	36.51%	28.26%	31.72%	32.30%

Partners' Equity and Net Income (Loss) Per Unit - Summary of Issuances of Common Units (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Mar. 08, 2011	Dec. 31, 2012
Percentage of ownership in acquired entity after acquisition		50.00%
OPCO [Member]
Percentage of ownership in acquired entity after acquisition		49.00%
General partner's interest	2.00%	2.00%
General Partner [Member]
General partner's proportionate capital		2.00%

Acquisition of Piranema Spirit - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Piranema Spirit [Member]	Nov. 30, 2011 Piranema Spirit [Member] Y
Business Acquisition [Line Items]
Percentage of shares acquired in Piranema production AS from Seven Marine ASA		49.00%			100.00%
Total purchase price paid in cash		$ 60,683	$ 107,051		$ 164,300
Issued common units					7.1
Maximum number of one-year extension options associated with long-term charter					11
Piranema revenue	926,137	873,501	840,663	4,800
Piranema contribution to net income	$ 123,015	$ (96,871)	$ 78,863	$ 1,500

Acquisition of Piranema Spirit - Fair Values of Assets Acquired and Liabilities Assumed by Partnership (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Nov. 30, 2011 Piranema Spirit [Member]
ASSETS
Cash and cash equivalents			$ 2,439
Other current assets			5,308
Vessels and equipment			292,242
Other assets - long-term			659
Total assets acquired			300,648
LIABILITIES
Current liabilities			8,458
In-process revenue contracts	113,202	101,294	127,900
Total liabilities assumed			136,358
Net assets acquired			164,290
Cash consideration			164,290
Net cash consideration	$ 161,851		$ 161,851

Acquisition of Piranema Spirit - Consolidated Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition Pro Forma Information [Line Items]
Revenues	$ 1,000,209	$ 955,083
Net (loss) income	$ (98,030)	$ 76,449
Limited partners' interest in net (loss) income per common unit - basic	$ (1.6)	$ 0.99
Limited partners' interest in net (loss) income per common unit - diluted	$ (1.6)	$ 0.99

Loss on Sale and Write down of Vessels - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2012 Conventional Tanker Segment [Member] Tank	Dec. 31, 2011 Conventional Tanker Segment [Member] Tank	Dec. 31, 2012 Shuttle tanker segment [Member] Tank	Sep. 30, 2012 Shuttle tanker segment [Member] Tank	Dec. 31, 2012 Shuttle tanker segment [Member] Vessel Tank	Dec. 31, 2011 Shuttle tanker segment [Member] Vessel	Dec. 31, 2011 FSO Segment [Member] Vessel	Sep. 30, 2011 Luzon Spirit and Leyte Spirit [Member] Tank
Impaired Long-Lived Assets Held and Used [Line Items]
Number of impaired vessels			4	5	1	1	5	3	2	2
Early termination fee	$ 14.7
Number of vessels whose estimated fair value was determined using an appraised value	8	9
Number of vessels whose estimated fair value was determined using discounted cash flow method							1		1

Loss on Sale and Write down of Vessels - Summary of Net Income (Loss) from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	$ 926,137	$ 873,501	$ 840,663
OPERATING EXPENSES
Voyage expenses	116,111	106,377	113,508
Vessel operating expenses	284,712	279,963	255,561
Depreciation and amortization	193,383	176,483	174,861
General and administrative	74,399	71,506	61,192
Write down of vessels	23,430	36,868	9,441
Loss on sale of vessels	1,112	171
Total operating expenses	751,251	749,770	704,477
Income from vessel operations	174,886	123,731	136,186
OTHER ITEMS
Interest expense	(47,799)	(36,216)	(36,576)
Foreign currency exchange loss	(313)	1,500	941
Other income - net	1,536	3,681	6,810
Total other items	(71,898)	(190,120)	(83,649)
Net income (loss) from discontinued operations	9,550	(23,803)	16,608
Discontinued operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	38,057	75,560	59,883
OPERATING EXPENSES
Voyage expenses	10,573	19,075	11,593
Vessel operating expenses	6,556	12,212	13,315
Depreciation and amortization	1,248	11,227	15,480
General and administrative	1,954	2,023	2,022
Write down of vessels	1,693	54,069
Loss on sale of vessels	5,982
Total operating expenses	28,006	98,606	42,410
Income from vessel operations	10,051	(23,046)	17,473
OTHER ITEMS
Interest expense	(531)	(681)	(835)
Foreign currency exchange loss			(30)
Other income - net	30	(76)
Total other items	(501)	(757)	(865)
Net income (loss) from discontinued operations	$ 9,550	$ (23,803)	$ 16,608

Change in Accounting Estimate - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Change in Accounting Estimate [Line Items]
Increase in depreciation and amortization expenses	$ 14.9
Decrease in net income attributable to partners	$ 10.8
Decrease in net income attributable to partners, per unit amount	$ 0.15
Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Number of shuttle tankers impacted by reduced useful lives	6
Original useful life [Member] | Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Estimated useful life	25 years
Reduced useful life [Member] | Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Estimated useful life	20 years

Subsequent Events - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] NOK	Jan. 31, 2013 Subsequent Event [Member]	Feb. 28, 2013 Subsequent Event [Member] Voyageur Spirit FPSO unit [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond Total [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond Total [Member] NOK	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond due in 2016 [Member] NOK Tranches	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond due in 2018 [Member] NOK	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond due in 2013 [Member] NOK	Dec. 31, 2012 1992-built conventional tankers [Member] USD ($)	Jan. 31, 2013 1992-built conventional tankers [Member] Subsequent Event [Member] USD ($) Vessel	Dec. 31, 2012 1992 -built shuttle tanker's [Member] USD ($)	Jan. 31, 2013 1992 -built shuttle tanker's [Member] Subsequent Event [Member] USD ($) Vessel
Subsequent Event [Line Items]
Number of vessels held for sale											1		1
Proceeds from sale of vessels											$ 6.3		$ 7
Write-down to fair value										1.7		1.2
Senior unsecured bonds	107.8	600				1,300	500	800	600
Number of tranches of bond issued							2
Senior unsecured bonds maturity	Nov 1, 2013	Nov 1, 2013					Jan 31, 2016	Jan 31, 2018
Aggregate principal amount bonds	98.5				233
Fixed based rate from interest rate cap							4.80%	5.93%
Repurchase of bonds									388.5
Amount used to repurchase bonds					167
Interest rate on prepaid funds			4.25%
Prepaid acquisition cost				$ 150